UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1.	Shareholder Report.

Annual Report

September 30, 2019

State Street Institutional Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by calling 800-242-0134.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-242-0134. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Institutional Funds

Annual Report

September 30, 2019

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

State Street Institutional Funds

Notes to Performance — September 30, 2019 (Unaudited)

Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index of stocks (“S&P 500 Index”) is an unmanaged market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The Russell 2000® Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S.-domiciled companies.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI® EAFE® Index”) is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The MSCI® EAFE® Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

The Morgan Stanley Capital International All Country World Index Ex-U.S. (“MSCI® ACWI Ex-U.S. Index”) is a market capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI® ACWI Ex-U.S. Index includes both developed and emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Bloomberg Barclays U.S. Aggregate Bond Index is designed to represent performance of the U.S. investment-grade fixed rate bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, index returns do not reflect the actual cost of investing in the instruments that comprise an index.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) for investment advisory and administrative services.

Notes to Performance	1

State Street Institutional U.S. Equity Fund

Management Discussion of Fund Performance — September 30, 2019 (Unaudited)

The State Street Institutional U.S. Equity Fund (the “Fund”) seeks to provide long-term capital growth. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund’s Investment Class was 4.43% and for the Fund’s Service Class was 4.23%, and the Index was 4.25%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Strong stock selection especially in consumer staples and financial stocks, and on the negative side underperformance in healthcare names, were the primary drivers of Fund performance during the Reporting Period relative to the Index. In consumer staples, Mondelez International and Pepsico both had strong returns during the Reporting Period. Mondelez, the snack producer and owner of brands such as Kraft, Nabisco, and Belvita among many others, has produced strong organic sales growth globally and especially in emerging markets. Likewise, Pepsico has delivered solid growth on strong execution globally. In financials, two capital market companies were the biggest drivers of outperformance: S&P Global and CME Group. S&P Global is a financial information services and ratings company that has beat earnings estimations and raised guidance on global growth and margin expansion. CME Group operates a derivatives exchange which benefits from market volatility providing a countercyclical hedge to the Fund. In healthcare, a number of the Fund’s holdings underperformed, including UnitedHealth Group and Gilead Sciences. UnitedHealth Group has lagged as U.S. political rhetoric has highlighted ideas such as Medicare for All, which would be expected to be a negative for UnitedHealth’s business. Gilead’s issues have been more stock-specific as the new management team builds credibility around their growth plan. We believe that Gilead may benefit going forward from stabilization in its hepatitis drug as well a pipeline of new drugs.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft, Applied Materials, and Visa. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Schlumberger, Amazon.com, and UnitedHealth Group.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Performance Summary — September 30, 2019 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Top Ten Largest Holdings

as of September 30, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	4.90%

Apple Inc.	3.91%

Amazon.com Inc.	3.54%

JPMorgan Chase & Co.	3.01%

Alphabet Inc., Class A	2.62%

Visa Inc., Class A	2.61%

Merck & Company Inc.	2.37%

Allergan PLC	1.94%

PepsiCo Inc.	1.90%

Applied Materials Inc.	1.80%

Sector Allocation as of September 30, 2019

Portfolio Composition as a % of Fair Value of $425,987 (in thousands) as of September 30, 2019 (a)(b)

Average Annual Total Return for the periods ended September 30, 2019

Investment Class Shares (Inception date: 11/25/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional U.S. Equity Fund	4.43%	9.51%	11.69%	$30,210

S&P 500 Index	4.25%	10.84%	13.24%	$34,674

Service Class Shares (Inception date: 1/3/01)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional U.S. Equity Fund	4.23%	9.24%	11.49%	$29,682

S&P 500 Index	4.25%	10.84%	13.24%	$34,674

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund

Performance Summary, continued — September 30, 2019 (Unaudited)

4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Understanding Your Fund’s Expenses — September 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,061.20	$1,023.20
Expenses Paid During Period*	$1.91	$1.88

Service Class
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,059.70	$1,022.00
Expenses Paid During Period*	$3.20	$3.14

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37%** for Investment Class shares and 0.62% for Service Class shares (for the period April 1, 2019-September 30, 2019), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund

Schedule of Investments — September 30, 2019

	Number of Shares	Fair Value $

Common Stock - 96.5%†
Aerospace & Defense - 1.2%
Hexcel Corp.	15,783	1,296,258
Raytheon Co.	11,036	2,165,153
The Boeing Co.	4,013	1,526,826

		4,988,237

Air Freight & Logistics - 0.4%
FedEx Corp.	2,895	421,425
United Parcel Service Inc., Class B	10,576	1,267,216

		1,688,641

Airlines - 0.2%
Alaska Air Group Inc.	10,127	657,343
JetBlue Airways Corp. (a)	15,049	252,071

		909,414

Application Software - 1.9%
Adobe Inc. (a)(b)	5,659	1,563,299
Intuit Inc.	3,991	1,061,366
salesforce.com Inc. (a)	36,525	5,421,771

		8,046,436

Asset Management & Custody Banks - 0.3%
The Blackstone Group Inc., Class A	29,266	1,429,351

Auto Parts & Equipment - 0.3%
Aptiv PLC	15,625	1,365,938

Automotive Retail - 0.5%
O’Reilly Automotive Inc. (a)	5,243	2,089,388

Biotechnology - 3.1%
Alexion Pharmaceuticals Inc. (a)(b)	16,124	1,579,184
BioMarin Pharmaceutical Inc. (a)	18,719	1,261,661
Gilead Sciences Inc.	120,846	7,659,219
Vertex Pharmaceuticals Inc. (a)	13,678	2,317,327

		12,817,391

Building Products - 0.2%
Allegion PLC	7,276	754,157

Cable & Satellite - 1.9%
Charter Communications Inc., Class A (a)	11,051	4,554,338
Comcast Corp., Class A	72,124	3,251,350

		7,805,688

	Number of Shares	Fair Value $
Commodity Chemicals - 0.1%
Dow Inc. (a)	9,718	463,063

Communications Equipment - 0.7%
Cisco Systems Inc.	57,167	2,824,621

Construction Materials - 0.1%
Vulcan Materials Co.	2,764	418,027

Data Processing & Outsourced Services - 3.8%
Fidelity National Information Services Inc.	6,659	884,049
Mastercard Inc., Class A	14,638	3,975,242
Visa Inc., Class A	64,708	11,130,423

		15,989,714

Diversified Banks - 3.1%
JPMorgan Chase & Co.	109,044	12,833,388

Electric Utilities - 1.5%
American Electric Power Company Inc. (b)	13,139	1,230,993
Duke Energy Corp.	5,420	519,561
Edison International	6,874	518,437
Exelon Corp.	28,760	1,389,396
NextEra Energy Inc.	11,642	2,712,469

		6,370,856

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	26,994	1,804,819

Electronic Components - 2.5%
Amphenol Corp., Class A	49,752	4,801,068
Corning Inc.	197,097	5,621,206

		10,422,274

Environmental & Facilities Services - 0.6%
Republic Services Inc.	9,313	806,040
Waste Management Inc.	13,914	1,600,110

		2,406,150

Fertilizers & Agricultural Chemicals - 0.2%
Corteva Inc. (a)	24,367	682,276

Financial Exchanges & Data - 3.5%
CME Group Inc.	30,367	6,417,762
MSCI Inc.	5,610	1,221,578
S&P Global Inc.	24,139	5,913,572
Tradeweb Markets Inc., Class A	25,299	935,557

		14,488,469

See Notes to Schedules of Investments and Notes to Financial Statements.

6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Footwear - 0.7%
NIKE Inc., Class B	32,943	3,094,007

General Merchandise Stores - 0.4%
Dollar Tree Inc. (a)	14,145	1,614,793

Gold - 0.1%
Newmont Goldcorp Corp.	12,152	460,804

Healthcare Equipment - 2.4%
ABIOMED Inc. (a)	6,091	1,083,528
Becton Dickinson and Co.	7,266	1,838,007
Boston Scientific Corp. (a)	112,018	4,558,013
Medtronic PLC	23,208	2,520,853

		10,000,401

Healthcare Services - 1.0%
Cigna Corp. (a)	15,786	2,396,157
DaVita Inc. (a)	7,646	436,357
Quest Diagnostics Inc.	12,242	1,310,261

		4,142,775

Home Improvement Retail - 0.6%
The Home Depot Inc.	10,814	2,509,064

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	8,777	1,091,596

Household Products - 1.1%
The Procter & Gamble Co.	37,464	4,659,772

Hypermarkets & Super Centers - 0.3%
Walmart Inc.	12,241	1,452,762

Industrial Conglomerates - 1.2%
Honeywell International Inc.	18,569	3,141,875
Roper Technologies Inc.	5,643	2,012,294

		5,154,169

Industrial Gases - 0.5%
Air Products & Chemicals Inc.	7,851	1,741,823
Linde PLC	2,646	512,583

		2,254,406

Industrial Machinery - 2.3%
Ingersoll-Rand PLC	44,531	5,486,665
Xylem Inc.	54,576	4,345,341

		9,832,006

	Number of Shares	Fair Value $
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	13,485	1,349,174

Integrated Oil & Gas - 2.5%
Chevron Corp.	59,541	7,061,562
Exxon Mobil Corp.	48,634	3,434,047

		10,495,609

Integrated Telecommunication Services - 0.7%
AT&T Inc.	25,645	970,407
Verizon Communications Inc.	32,969	1,990,009

		2,960,416

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	10,716	567,091
Electronic Arts Inc. (a)	5,404	528,619

		1,095,710

Interactive Media & Services - 5.8%
Alphabet Inc., Class A (a)	9,151	11,174,652
Alphabet Inc., Class C (a)	4,743	5,781,717
Facebook Inc., Class A (a)	41,931	7,467,073

		24,423,442

Internet & Direct Marketing Retail - 4.3%
Amazon.com Inc. (a)	8,694	15,092,001
Booking Holdings Inc. (a)	1,396	2,739,804

		17,831,805

Investment Banking & Brokerage - 0.1%
The Charles Schwab Corp.	14,404	602,519

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	6,942	1,335,294
International Business Machines Corp.	10,470	1,522,547

		2,857,841

Life & Health Insurance - 0.3%
Prudential Financial Inc.	12,711	1,143,354

Life Sciences Tools & Services - 0.8%
Illumina Inc. (a)	6,635	2,018,500
IQVIA Holdings Inc. (a)	5,872	877,159
Thermo Fisher Scientific Inc.	1,824	531,277

		3,426,936

Managed Healthcare - 1.9%
Humana Inc.	4,828	1,234,375

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	7

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

UnitedHealth Group Inc.	31,726	6,894,694

		8,129,069

Movies & Entertainment - 2.1%
Netflix Inc. (a)	6,505	1,740,868
The Walt Disney Co.	53,942	7,029,722

		8,770,590

Multi-Line Insurance - 0.5%
American International Group Inc. (b)	20,748	1,155,664
The Hartford Financial Services Group Inc.	16,219	983,033

		2,138,697

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	22,584	4,697,924

Multi-Utilities - 1.9%
CMS Energy Corp.	10,133	648,005
Dominion Energy Inc.	11,345	919,399
Sempra Energy	41,991	6,198,292

		7,765,696

Oil & Gas Equipment & Services - 0.9%
Schlumberger Ltd.	104,344	3,565,435

Oil & Gas Exploration & Production - 0.8%
Concho Resources Inc.	1,968	133,627
ConocoPhillips	21,850	1,245,013
Diamondback Energy Inc.	14,082	1,266,113
EOG Resources Inc.	7,715	572,607

		3,217,360

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	21,414	1,300,901

Packaged Foods & Meats - 1.6%
Mondelez International Inc., Class A	121,064	6,697,261

Personal Products - 0.7%
The Estee Lauder Companies Inc., Class A	15,777	3,138,834

Pharmaceuticals - 5.7%
Allergan PLC	48,989	8,244,359
Bristol-Myers Squibb Co.	46,446	2,355,277
Elanco Animal Health Inc. (a)	54,953	1,461,200
Merck & Company Inc.	119,835	10,087,710

	Number of Shares	Fair Value $
Mylan N.V. (a)	80,919	1,600,578

		23,749,124

Property & Casualty Insurance - 0.6%
Chubb Ltd.	10,867	1,754,368
The Progressive Corp.	8,251	637,390

		2,391,758

Railroads - 0.5%
Union Pacific Corp.	12,659	2,050,505

Regional Banks - 2.3%
First Republic Bank (b)	64,453	6,232,605
Regions Financial Corp.	101,999	1,613,624
SVB Financial Group (a)	8,859	1,851,088

		9,697,317

Restaurants - 1.1%
McDonald’s Corp.	20,887	4,484,648

Semiconductor Equipment - 2.6%
Applied Materials Inc.	153,573	7,663,293
ASML Holding N.V. (b)	11,200	2,782,304
Lam Research Corp.	2,706	625,383

		11,070,980

Semiconductors - 1.7%
Broadcom Inc.	5,936	1,638,752
Intel Corp.	37,170	1,915,370
NVIDIA Corp.	14,719	2,562,136
QUALCOMM Inc.	12,316	939,464

		7,055,722

Soft Drinks - 1.9%
PepsiCo Inc.	59,024	8,092,190

Specialized REITs - 2.1%
American Tower Corp.	9,908	2,190,956
Equinix Inc.	4,891	2,821,129
Extra Space Storage Inc.	33,402	3,902,022

		8,914,107

Specialty Chemicals - 0.6%
Albemarle Corp. (b)	6,031	419,275
DuPont de Nemours Inc.	16,573	1,181,820
PPG Industries Inc.	9,068	1,074,649

		2,675,744

Specialty Stores - 0.3%
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,664	1,169,032

See Notes to Schedules of Investments and Notes to Financial Statements.

8	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Systems Software - 5.9%
Microsoft Corp.	150,118	20,870,905
Oracle Corp.	47,960	2,639,239
ServiceNow Inc. (a)	5,000	1,269,250

		24,779,394

Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc.	74,268	16,633,804

Tobacco - 0.5%
Philip Morris International Inc.	26,147	1,985,342

Trading Companies & Distributors - 1.2%
United Rentals Inc. (a)	41,101	5,122,829

Trucking - 0.3%
Lyft Inc., Class A (a)	35,394	1,445,491

	Number of Shares	Fair Value $
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	11,236	885,060

Total Common Stock (Cost $317,516,335)		404,676,473

Short-Term Investments - 5.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $21,310,507) (c)(d)	21,310,507	21,310,507

Total Investments (Cost $338,826,842)		425,986,980

Liabilities in Excess of Other Assets, net - (1.6)%		(6,642,975)

NET ASSETS - 100.0%		419,344,005

Other Information:

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	December 2019	42	$6,308,712	$6,254,850	$(53,862)

During the period ended September 30, 2019, average notional value related to long and short futures contracts was $3,145,230 or 0.8% of net assets and $601,255 or 0.1% of net assets, respectively.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional U.S. Equity Fund	Investments in Securities

	Common Stock	$404,676,473	$—	$—	$404,676,473

	Short-Term Investments	21,310,507	—	—	21,310,507

	Total Investments in Securities	$425,986,980	$—	$—	$425,986,980

	Other Financial Instruments

	Long Futures Contracts - Unrealized Depreciation	$(53,862)	$—	$—	$(53,862)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	9

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — September 30, 2019

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	21,393,075	$21,393,075	$78,662,033	$78,744,601	$—	$—	21,310,507	$21,310,507	$210,932

See Notes to Schedules of Investments and Notes to Financial Statements.

10	State Street Institutional U.S. Equity Fund

State Street Institutional Premier Growth Equity Fund

Management Discussion of Fund Performance — September 30, 2019 (Unaudited)

The State Street Institutional Premier Growth Equity Fund (the “Fund”) seeks to provide long-term capital growth and future income. The Fund’s benchmarks are the S&P 500 Index and the Russell 1000 Growth Index (the “Indices”).

For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund’s Investment Class was 3.57% and for the Fund’s Service Class was 3.32%, and the S&P 500 Index and the Russell 1000 Growth Index returned 4.25% and 3.71%, respectively. The Fund and Indices returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Underperformance in healthcare stocks, weakness in equipment rental company United Rentals, and on the positive side, outperformance in technology stocks were the primary drivers of Fund performance during the Reporting Period relative to the Indices. In healthcare, Fund holdings in biotech (e.g. Alexion), healthcare providers (UnitedHealth Group), and pharmaceuticals (e.g Allergan) lagged the market. Alexion is a company that has executed well on earnings and drug approvals, but the market has been worried about potential future competition and patent expirations, as well as political rhetoric around drug pricing. Likewise, UnitedHealth Group has been adversely impacted by policy debates including proposals for Medicare for All, which would be expected to hurt its business. While Allergan lagged late last year, it has been an outperformer this year, benefitting from a proposed acquisition by AbbVie. United Rentals, an equipment rental company, is a more cyclical stock that has suffered from fears of a slowing economy. The company’s fundamentals have remained relatively healthy with continued solid end-market demand and an attractive valuation, but a slowdown in construction would be expected to have a negative impact. On the positive side, the Fund outperformed in the technology sector, which is by far the biggest sector in the Russell 1000 Growth Index. Here, the Fund was helped by a diverse set of holdings including semiconductor equipment suppliers Applied Materials and Nvidia, software companies ServiceNow and Microsoft, and the credit card and payment networks company Visa. As a group, we believe these companies may offer strong long-term sustainable growth potential based on innovative technology and strong business models.

The Fund used index futures in order to efficiently manage cash flows due to subscriptions and redemptions during the Reporting Period. The Fund’s use of index futures slightly contributed to Fund performance relative to the Indices.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft, American Tower, and Applied Materials. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alexion Pharmaceuticals, Amazon.com, and United Rentals.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Premier Growth Equity Fund

Performance Summary — September 30, 2019 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Top Ten Largest Holdings

as of September 30, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	9.06%

Apple Inc.	6.59%

Alphabet Inc., Class C	5.16%

Visa Inc., Class A	4.90%

Amazon.com Inc.	4.82%

Facebook Inc., Class A	3.80%

salesforce.com Inc.	3.75%

Applied Materials Inc.	3.49%

PepsiCo Inc.	3.25%

Allergan PLC	3.25%

Sector Allocation as of September 30, 2019

Portfolio Composition as a % of Fair Value of $201,848 (in thousands) as of September 30, 2019 (a)(b)

Average Annual Total Return for the periods ended September 30, 2019

Investment Class Shares (Inception date: 10/29/99)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Premier Growth Equity	3.57%	11.49%	13.76%	$36,297
S&P 500 Index	4.25%	10.84%	13.24%	$34,674

Russell 1000 Growth Index	3.71%	13.39%	14.94%	$40,235

Service Class Shares (Inception date: 1/3/01)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Premier Growth Equity	3.32%	11.21%	13.48%	$35,424
S&P 500 Index	4.25%	10.84%	13.24%	$34,674

Russell 1000 Growth Index	3.71%	13.39%	14.94%	$40,235

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

12	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Performance Summary, continued — September 30, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information. Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

State Street Institutional Premier Growth Equity Fund	13

State Street Institutional Premier Growth Equity Fund

Understanding Your Fund’s Expenses — September 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,057.30	$1,023.10
Expenses Paid During Period*	$2.01	$1.98

Service Class
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,056.70	$1,021.80
Expenses Paid During Period*	$3.35	$3.29

*

Expenses are equal to the Fund’s annualized expense ratio of 0.39%** for Investment Class shares and 0.65%** for Service Class shares (for the period April 1, 2019-September 30, 2019), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

14	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Schedule of Investments — September 30, 2019

	Number of Shares	Fair Value $

Common Stock - 97.9%†
Application Software - 3.8%
salesforce.com Inc. (a)	51,009	7,571,776

Biotechnology - 4.5%
Alexion Pharmaceuticals Inc. (a)	48,423	4,742,549
Vertex Pharmaceuticals Inc. (a)	25,186	4,267,012

		9,009,561

Cable & Satellite - 2.7%
Charter Communications Inc., Class A (a)	13,010	5,361,681

Data Processing & Outsourced Services - 8.0%
Fidelity National Information Services Inc.	22,131	2,938,112
Mastercard Inc., Class A (b)	12,075	3,279,208
Visa Inc., Class A	57,542	9,897,799

		16,115,119

Electronic Components - 2.0%
Corning Inc.	141,618	4,038,945

Financial Exchanges & Data - 5.3%
CME Group Inc.	25,069	5,298,082
S&P Global Inc.	22,408	5,489,512

		10,787,594

Healthcare Equipment - 5.6%
Abbott Laboratories	26,107	2,184,372
Boston Scientific Corp. (a)	131,023	5,331,326
Intuitive Surgical Inc. (a)	6,902	3,726,597

		11,242,295

Interactive Media & Services - 10.8%
Alphabet Inc., Class A (a)	3,052	3,726,919
Alphabet Inc., Class C (a)	8,546	10,417,574
Facebook Inc., Class A (a)	43,084	7,672,399

		21,816,892

Internet & Direct Marketing Retail - 8.5%
Alibaba Group Holding Ltd. ADR (a)	20,733	3,467,180
Amazon.com Inc. (a)	5,600	9,721,096
Booking Holdings Inc. (a)	2,009	3,942,883

		17,131,159

Investment Banking & Brokerage - 0.8%
The Charles Schwab Corp.	39,578	1,655,548

	Number of Shares	Fair Value $
Managed Healthcare - 2.9%
UnitedHealth Group Inc.	27,073	5,883,504

Movies & Entertainment - 2.6%
The Walt Disney Co.	41,018	5,345,466

Oil & Gas Equipment & Services - 0.8%
Schlumberger Ltd.	45,192	1,544,211

Pharmaceuticals - 4.4%
Allergan PLC	38,916	6,549,174
Elanco Animal Health Inc. (a)	91,239	2,426,045

		8,975,219

Regional Banks - 1.7%
First Republic Bank	36,100	3,490,870

Semiconductor Equipment - 5.0%
Applied Materials Inc.	141,070	7,039,393
ASML Holding N.V.	12,195	3,029,482

		10,068,875

Semiconductors - 0.6%
NVIDIA Corp.	7,270	1,265,489

Soft Drinks - 3.3%
PepsiCo Inc.	47,893	6,566,130

Specialized REITs - 1.9%
American Tower Corp.	17,759	3,927,048

Specialty Chemicals - 1.0%
Albemarle Corp.	29,124	2,024,700

Systems Software - 11.3%
Microsoft Corp.	131,556	18,290,231
ServiceNow Inc. (a)	17,377	4,411,151

		22,701,382

Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc.	59,355	13,293,739

Trading Companies & Distributors - 3.0%
United Rentals Inc. (a)	49,303	6,145,126

Trucking - 0.8%
Lyft Inc., Class A (a)	41,719	1,703,804

Total Common Stock (Cost $127,374,799)		197,666,133

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Premier Growth Equity Fund	15

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Exchange Traded & Mutual Funds - 1.1%
Consumer Discretionary Select Sector SPDR Fund (Cost $2,178,003) (b)(d)	18,198	2,196,499

Total Investments in Securities (Cost $129,552,802)		199,862,632

	Number of Shares	Fair Value $

Short-Term Investments - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $1,985,510) (b)(c)(d)	1,985,510	1,985,510

Total Investments (Cost $131,538,312)		201,848,142

Liabilities in Excess of Other Assets, net - (0.0)%*		(95,865)

NET ASSETS - 100.0%		201,752,277

Other Information:

The Fund had the following short futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 Emini Index Futures	December 2019	22	$(3,307,731)	$(3,276,350)	$31,381

During the period ended September 30, 2019, average notional value related to long and short futures contracts was $2,627,140 or 1.3% of net assets and $980,478 or 0.5% of net assets, respectively.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Premier Growth Equity Fund	Investments in Securities

	Common Stock	$197,666,133	$—	$—	$197,666,133

	Exchange Traded & Mutual Funds	2,196,499	—	—	2,196,499

	Short-Term Investments	1,985,510	—	—	1,985,510

	Total Investments in Securities	$201,848,142	$—	$—	$201,848,142

	Other Financial Instruments

	Short Futures Contracts - Unrealized Appreciation	$31,381	$—	$—	$31,381

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
Consumer Discretionary Select Sector SPDR Fund	—	$—	$2,178,003	$—	$—	$18,496	18,198	$2,196,499	$5,326
State Street Institutional U.S. Government Money Market Fund - Class G Shares	16,568,746	16,568,746	46,885,313	61,468,549	—	—	1,985,510	1,985,510	189,881

TOTAL		$16,568,746	$49,063,316	$61,468,549	$—	$18,496		$4,182,009	$195,207

See Notes to Schedules of Investments and Notes to Financial Statements.

16	State Street Institutional Premier Growth Equity Fund

State Street Institutional Small-Cap Equity Fund

Management Discussion of Fund Performance — September 30, 2019 (Unaudited)

The State Street Institutional Small-Cap Equity Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the Russell 2000 Index (the “Index”).

For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund’s Investment Class was -6.21% and for the Fund’s Service Class was -6.44%, and the Index was -8.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Stock selection by Champlain Investment Partners, SouthernSun Asset Management and Palisade Capital were the primary drivers of Fund performance during the Reporting Period relative to the Index. Champlain, which uses themes across the portfolio to drive investment decisions has invested in personalized healthcare and cloud services, primarily authentication and enterprise software. These themes drove substantial performance over the last 12 months as money has flowed in to those spaces. SouthernSun on the other hand has invested in old-line agribusiness companies including poultry farms. Due to the African Swine Flu’s impact on the global food chain, this has been a positive contributing position for SouthernSun and the Fund overall. Lastly, Palisade has had an overweight to the healthcare sector with a bias to companies serving the elderly rather than general medicines (which has been under pressure). Stock selection here has driven positive excess returns versus the sector and contributed to the overall success of the Fund.

The Fund used Russell 2000 futures in order to hedge the cash in the fund to accommodate inflows and outflows. The cash in the liquidity sleeve is fully hedged providing no positive or negative return relative to the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund

Performance Summary — September 30, 2019 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Top Ten Largest Holdings

as of September 30, 2019 (as a % of Fair Value) (a)(b)

Dycom Industries Inc.	1.19%

Darling Ingredients Inc.	1.12%

The Brink’s Co.	1.06%

The Timken Co.	1.04%

IDACORP Inc.	0.98%

Ritchie Bros Auctioneers Inc.	0.98%

Koppers Holdings Inc.	0.96%

Extended Stay America Inc.	0.95%

Belden Inc.	0.95%

Clean Harbors Inc.	0.93%

Sector Allocation as of September 30, 2019

Portfolio Composition as a % of Fair Value of $1,258,884 (in thousands) as of September 30, 2019 (a)(b)

Average Annual Total Return for the periods ended September 30, 2019

Investment Class Shares (Inception date: 8/3/98)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Small-Cap Equity Fund	-6.21%	8.71%	12.37%	$32,107

Russell 2000 Index	-8.89%	8.19%	11.19%	$28,894

Service Class Shares (Inception date: 9/30/05)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Small-Cap Equity Fund	-6.44%	8.45%	12.09%	$31,307

Russell 2000 Index	-8.89%	8.19%	11.19%	$28,894

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Performance Summary, continued — September 30, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information. Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund

Understanding Your Fund’s Expenses — September 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,020.40	$1,020.70
Expenses Paid During Period*	$4.46	$4.46

Service Class
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,019.20	$1,019.40
Expenses Paid During Period*	$5.72	$5.72

*

Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Investment Class shares and 1.13% for Service Class shares (for the period April 1, 2019-September 30, 2019), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments — September 30, 2019

	Number of Shares	Fair Value $

Common Stock - 94.8%†
Aerospace & Defense - 0.7%
Teledyne Technologies Inc. (a)	25,313	8,150,533

Agricultural & Farm Machinery - 0.8%
AGCO Corp.	138,469	10,482,103

Agricultural Products - 1.1%
Darling Ingredients Inc. (a)	733,148	14,025,121

Air Freight & Logistics - 0.2%
Echo Global Logistics Inc. (a)	35,300	799,545
Forward Air Corp.	16,296	1,038,381
Hub Group Inc., Class A (a)	15,492	720,378

		2,558,304

Airlines - 0.0%*
Hawaiian Holdings Inc.	15,300	401,778

Apparel Retail - 0.8%
American Eagle Outfitters Inc.	134,865	2,187,510
Burlington Stores Inc. (a)	19,045	3,805,572
Chico’s FAS Inc.	198,548	800,149
The Buckle Inc.	147,052	3,029,271

		9,822,502

Apparel, Accessories & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	142,143	3,663,025

Application Software - 5.7%
ACI Worldwide Inc. (a)	240,554	7,535,354
Altair Engineering Inc., Class A (a)	55,373	1,917,013
Blackbaud Inc.	120,884	10,920,660
Blackline Inc. (a)	199,347	9,530,780
Cloudera Inc. (a)	68,046	602,888
Cornerstone OnDemand Inc. (a)	95,769	5,250,057
Digital Turbine Inc. (a)	81,922	527,987
Envestnet Inc. (a)	68,500	3,883,950
LogMeIn Inc.	52,860	3,750,946
New Relic Inc. (a)	83,110	5,107,109
Paylocity Holding Corp. (a)	12,301	1,200,332
Q2 Holdings Inc. (a)	90,500	7,137,735
RealPage Inc. (a)	70,110	4,407,115
Upland Software Inc. (a)	20,923	729,376
Verint Systems Inc. (a)	32,003	1,369,088
Yext Inc. (a)	397,000	6,308,330
Zix Corp. (a)	188,176	1,362,394

		71,541,114

	Number of Shares	Fair Value $
Asset Management & Custody Banks - 0.2%
Brightsphere Investment Group Inc.	50,679	502,229
Cohen & Steers Inc.	24,718	1,357,760

		1,859,989

Auto Parts & Equipment - 0.5%
Dana Inc.	29,304	423,150
Gentherm Inc. (a)	9,411	386,651
LCI Industries	19,571	1,797,596
Modine Manufacturing Co. (a)	81,064	921,698
Standard Motor Products Inc.	56,185	2,727,782

		6,256,877

Automobile Manufacturers - 0.9%
Thor Industries Inc.	184,685	10,460,558
Winnebago Industries Inc.	16,993	651,682

		11,112,240

Automotive Retail - 1.7%
America’s Car-Mart Inc. (a)	25,356	2,325,145
Group 1 Automotive Inc.	86,748	8,007,708
Lithia Motors Inc., Class A	4,123	545,803
Monro Inc.	33,328	2,633,245
Murphy USA Inc. (a)	86,395	7,369,494

		20,881,395

Biotechnology - 0.7%
Heron Therapeutics Inc. (a)	116,184	2,149,404
Repligen Corp. (a)	89,156	6,837,374

		8,986,778

Brewers - 0.2%
The Boston Beer Company Inc., Class A (a)	6,000	2,184,480

Building Products - 0.7%
American Woodmark Corp. (a)	16,008	1,423,271
Apogee Enterprises Inc.	24,622	960,012
Builders FirstSource Inc. (a)	42,616	876,824
Continental Building Products Inc. (a)	22,075	602,427
CSW Industrials Inc.	19,500	1,346,085
Masonite International Corp. (a)	7,116	412,728
Patrick Industries Inc. (a)	15,041	644,958
Universal Forest Products Inc.	61,669	2,459,360

		8,725,665

Coal & Consumable Fuels - 0.0%*
CONSOL Energy Inc. (a)	18,585	290,484

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	21

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Commodity Chemicals - 1.0%
AdvanSix Inc. (a)	31,206	802,619
Koppers Holdings Inc. (a)	414,901	12,119,258

		12,921,877

Communications Equipment - 0.7%
Extreme Networks Inc. (a)	356,575	2,594,083
Infinera Corp. (a)	80,093	436,507
Lumentum Holdings Inc. (a)	36,776	1,969,723
NETGEAR Inc. (a)	33,604	1,082,721
NetScout Systems Inc. (a)	31,686	730,679
Plantronics Inc.	56,073	2,092,644

		8,906,357

Computer & Electronics Retail - 0.0%*
Rent-A-Center Inc.	21,636	557,992

Construction & Engineering - 2.1%
Aegion Corp. (a)	413,281	8,835,948
Dycom Industries Inc. (a)	294,251	15,021,513
EMCOR Group Inc.	11,132	958,688
Great Lakes Dredge & Dock Corp. (a)	91,144	952,455
MasTec Inc. (a)	13,695	889,216

		26,657,820

Construction Machinery & Heavy Trucks - 1.3%
Alamo Group Inc.	20,131	2,369,822
Astec Industries Inc.	47,632	1,481,355
The Greenbrier Companies Inc.	40,549	1,221,336
Trinity Industries Inc.	494,396	9,729,713
Wabash National Corp.	80,237	1,164,239

		15,966,465

Construction Materials - 0.2%
Eagle Materials Inc.	14,731	1,325,938
Summit Materials Inc., Class A (a)	60,781	1,349,338

		2,675,276

Consumer Electronics - 0.0%*
Turtle Beach Corp. (a)	37,760	440,659

Consumer Finance - 0.2%
Curo Group Holdings Corp. (a)	37,132	493,113
Enova International Inc. (a)	73,034	1,515,456
Green Dot Corp., Class A (a)	9,945	251,111

		2,259,680

Data Processing & Outsourced Services - 2.0%
Broadridge Financial Solutions Inc.	63,372	7,885,378

	Number of Shares	Fair Value $
Cass Information Systems Inc.	7,276	392,831
CoreLogic Inc. (a)	152,085	7,036,973
CSG Systems International Inc.	64,822	3,350,001
EVERTEC Inc.	45,140	1,409,271
I3 Verticals Inc. Class A (a)	30,896	621,627
MAXIMUS Inc.	13,339	1,030,571
NIC Inc.	179,169	3,699,840

		25,426,492

Distillers & Vintners - 0.4%
MGP Ingredients Inc.	89,740	4,458,283

Distributors - 0.6%
Core-Mark Holding Company Inc.	23,689	760,772
LKQ Corp. (a)	208,618	6,561,036

		7,321,808

Diversified Metals & Mining - 0.5%
Compass Minerals International Inc.	76,808	4,338,884
Materion Corp.	22,120	1,357,283

		5,696,167

Diversified REITs - 0.2%
American Assets Trust Inc.	39,292	1,836,508
Essential Properties Realty Trust Inc.	49,520	1,134,503

		2,971,011

Diversified Support Services - 1.4%
Healthcare Services Group Inc.	171,800	4,173,022
Ritchie Bros Auctioneers Inc.	308,217	12,297,858
UniFirst Corp.	8,506	1,659,691

		18,130,571

Education Services - 0.3%
K12 Inc. (a)	152,087	4,015,097

Electric Utilities - 1.1%
ALLETE Inc.	17,609	1,539,203
IDACORP Inc.	109,252	12,309,423

		13,848,626

Electrical Components & Equipment - 0.5%
Atkore International Group Inc. (a)	31,190	946,616
EnerSys	6,959	458,876
Generac Holdings Inc. (a)	26,826	2,101,549
GrafTech International Ltd.	64,066	820,045
Regal Beloit Corp.	25,855	1,883,537

		6,210,623

See Notes to Schedules of Investments and Notes to Financial Statements.

22	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Electronic Components - 1.4%
Belden Inc.	224,417	11,970,403
Littelfuse Inc.	34,714	6,155,139

		18,125,542

Electronic Equipment & Instruments - 0.9%
Itron Inc. (a)	11,878	878,497
National Instruments Corp.	67,827	2,848,056
Novanta Inc. (a)	11,230	917,715
Zebra Technologies Corp., Class A (a)	29,219	6,029,925

		10,674,193

Electronic Manufacturing Services - 0.6%
Fabrinet (a)	16,330	854,059
KEMET Corp.	41,745	758,924
Methode Electronics Inc.	58,198	1,957,781
Plexus Corp. (a)	29,863	1,866,736
Sanmina Corp. (a)	26,060	836,786
TTM Technologies Inc. (a)	135,071	1,647,191

		7,921,477

Environmental & Facilities Services - 0.9%
Clean Harbors Inc. (a)	151,259	11,677,195

Food Distributors - 0.6%
Performance Food Group Co. (a)	162,725	7,486,977

Food Retail - 0.1%
Casey’s General Stores Inc.	5,287	852,053
Sprouts Farmers Market Inc. (a)	41,709	806,652

		1,658,705

Footwear - 0.7%
Deckers Outdoor Corp. (a)	26,952	3,971,647
Wolverine World Wide Inc.	169,500	4,790,070

		8,761,717

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	8,407	801,355
South Jersey Industries Inc.	59,714	1,965,188
Spire Inc.	21,877	1,908,549

		4,675,092

Health Care REITs - 0.3%
CareTrust REIT Inc.	63,594	1,494,777
National Health Investors Inc.	10,298	848,452
Physicians Realty Trust	96,823	1,718,608

		4,061,837

	Number of Shares	Fair Value $
Healthcare Distributors - 0.1%
Covetrus Inc. (a)	130,543	1,552,156

Healthcare Equipment - 4.6%
AtriCure Inc. (a)	47,280	1,179,163
Cantel Medical Corp.	63,640	4,760,272
Cardiovascular Systems Inc. (a)	132,535	6,298,063
CONMED Corp.	88,500	8,509,275
Hill-Rom Holdings Inc.	106,724	11,230,567
Integer Holdings Corp. (a)	9,690	732,177
Integra LifeSciences Holdings Corp. (a)	164,500	9,881,515
IntriCon Corp. (a)	93,630	1,820,167
LeMaitre Vascular Inc.	36,852	1,259,601
LivaNova PLC (a)	12,903	952,112
Masimo Corp. (a)	22,000	3,273,380
NuVasive Inc. (a)	67,500	4,278,150
Orthofix Medical Inc. (a)	32,945	1,746,744
Penumbra Inc. (a)	17,500	2,353,575

		58,274,761

Healthcare Facilities - 0.6%
Acadia Healthcare Company Inc. (a)	170,110	5,287,019
Hanger Inc. (a)	28,307	576,897
Select Medical Holdings Corp. (a)	52,430	868,765
Tenet Healthcare Corp. (a)	17,090	378,031
The Ensign Group Inc.	14,947	708,936

		7,819,648

Healthcare Services - 1.1%
Amedisys Inc. (a)	6,995	916,415
AMN Healthcare Services Inc. (a)	55,115	3,172,419
BioTelemetry Inc. (a)	83,545	3,402,788
Chemed Corp.	3,414	1,425,584
MEDNAX Inc. (a)	177,860	4,023,193
R1 RCM Inc. (a)	66,358	592,577

		13,532,976

Healthcare Supplies - 0.8%
Avanos Medical Inc. (a)	185,500	6,948,830
Endologix Inc. (a)	140,007	555,828
Lantheus Holdings Inc. (a)	53,446	1,339,624
Quidel Corp. (a)	18,167	1,114,545

		9,958,827

Healthcare Technology - 1.9%
Computer Programs & Systems Inc.	24,355	550,667
HMS Holdings Corp. (a)	223,728	7,710,785

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	23

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Inspire Medical Systems Inc. (a)	20,300	1,238,706
Medidata Solutions Inc. (a)	72,000	6,588,000
NextGen Healthcare Inc. (a)	38,603	604,909
Omnicell Inc. (a)	22,708	1,641,107
Teladoc Health Inc. (a)	79,500	5,383,740

		23,717,914

Home Building - 0.7%
Cavco Industries Inc. (a)	5,551	1,066,292
LGI Homes Inc. (a)	23,187	1,931,941
Meritage Homes Corp. (a)	8,437	593,543
Skyline Champion Corp. (a)	70,306	2,115,507
TopBuild Corp. (a)	27,869	2,687,408

		8,394,691

Home Furnishing Retail - 0.9%
Aaron’s Inc.	146,279	9,399,888
RH (a)	10,700	1,827,881
Sleep Number Corp. (a)	14,434	596,413

		11,824,182

Hotel & Resort REITs - 0.5%
Pebblebrook Hotel Trust	54,737	1,522,783
RLJ Lodging Trust	273,204	4,641,736

		6,164,519

Hotels, Resorts & Cruise Lines - 1.0%
Extended Stay America Inc.	820,176	12,007,377
Hilton Grand Vacations Inc. (a)	13,385	428,320

		12,435,697

Household Appliances - 0.3%
Helen of Troy Ltd. (a)	23,330	3,678,208

Human Resource & Employment Services - 0.5%
ASGN Inc. (a)	17,322	1,088,861
Barrett Business Services Inc.	8,439	749,552
Heidrick & Struggles International Inc.	18,818	513,731
Insperity Inc.	23,190	2,286,998
Kforce Inc.	37,402	1,415,105
Korn Ferry	19,102	738,101

		6,792,348

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	37,715	975,687

Industrial Machinery - 7.5%
Actuant Corp., Class A	401,518	8,809,305

	Number of Shares	Fair Value $
Altra Industrial Motion Corp.	238,308	6,599,940
Barnes Group Inc.	207,556	10,697,436
Crane Co.	125,461	10,115,920
Evoqua Water Technologies Corp. (a)	107,730	1,833,565
Franklin Electric Company Inc.	17,100	817,551
Harsco Corp. (a)	22,669	429,804
Hillenbrand Inc.	19,645	606,638
John Bean Technologies Corp.	85,500	8,501,265
Kennametal Inc.	24,884	764,934
LB Foster Co., Class A (a)	47,544	1,030,279
Lydall Inc. (a)	45,000	1,120,950
Mueller Industries Inc.	175,101	5,021,897
Standex International Corp.	51,000	3,719,940
The Timken Co.	300,785	13,087,155
TriMas Corp. (a)	76,000	2,329,400
Watts Water Technologies Inc., Class A	54,646	5,121,970
Welbilt Inc. (a)	501,500	8,455,290
Woodward Inc.	45,352	4,890,306

		93,953,545

Industrial REITs - 0.8%
EastGroup Properties Inc.	51,404	6,426,528
Innovative Industrial Properties Inc.	9,913	915,664
Monmouth Real Estate Investment Corp.	119,114	1,716,432
Rexford Industrial Realty Inc.	20,138	886,475

		9,945,099

Interactive Home Entertainment - 0.1%
Glu Mobile Inc. (a)	116,167	579,673

Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com Inc., Class A (a)	49,101	726,449

Investment Banking & Brokerage - 0.9%
Evercore Inc., Class A	9,609	769,681
Greenhill & Company Inc.	43,935	576,427
Houlihan Lokey Inc.	31,217	1,407,887
Piper Jaffray Cos.	24,982	1,885,641
Raymond James Financial Inc.	65,758	5,422,405
Stifel Financial Corp.	30,262	1,736,433

		11,798,474

IT Consulting & Other Services - 0.1%
Perficient Inc. (a)	23,471	905,511

See Notes to Schedules of Investments and Notes to Financial Statements.

24	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Leisure Facilities - 0.1%
SeaWorld Entertainment Inc. (a)	22,670	596,674

Leisure Products - 0.9%
Callaway Golf Co.	46,871	909,766
Malibu Boats Inc., Class A (a)	24,055	738,008
MasterCraft Boat Holdings Inc. (a)	38,903	580,627
Polaris Inc.	102,716	9,040,035

		11,268,436

Life & Health Insurance - 0.1%
Trupanion Inc. (a)	51,737	1,315,155

Life Sciences Tools & Services - 2.0%
Bruker Corp.	131,128	5,760,453
ICON PLC (a)	55,017	8,106,205
Medpace Holdings Inc. (a)	17,363	1,459,187
PRA Health Sciences Inc. (a)	13,871	1,376,419
Syneos Health Inc. (a)	145,754	7,755,570

		24,457,834

Managed Healthcare - 0.0%*
Magellan Health Inc. (a)	8,542	530,458

Mortgage REITs - 0.1%
Blackstone Mortgage Trust Inc., Class A	24,371	873,700

Multi-Line Insurance - 0.5%
Horace Mann Educators Corp.	105,094	4,869,005
National General Holdings Corp.	34,632	797,229

		5,666,234

Multi-Utilities - 0.2%
Black Hills Corp.	24,041	1,844,666

Office REITs - 1.1%
Brandywine Realty Trust	59,347	899,107
Corporate Office Properties Trust	64,619	1,924,354
Cousins Properties Inc.	233,475	8,776,325
Easterly Government Properties Inc.	110,864	2,361,403

		13,961,189

Office Services & Supplies - 1.2%
Herman Miller Inc.	23,764	1,095,283
HNI Corp.	38,417	1,363,804
Knoll Inc.	31,122	788,943

	Number of Shares	Fair Value $
MSA Safety Inc.	97,430	10,630,587
Steelcase Inc., Class A	82,498	1,517,963

		15,396,580

Oil & Gas Drilling - 0.0%*
Nabors Industries Ltd.	278,943	521,623

Oil & Gas Equipment & Services - 0.5%
Apergy Corp. (a)	6,162	166,682
Natural Gas Services Group Inc. (a)	47,463	608,001
Oil States International Inc. (a)	344,848	4,586,478
ProPetro Holding Corp. (a)	114,606	1,041,769

		6,402,930

Oil & Gas Exploration & Production - 1.2%
Callon Petroleum Co. (a)	294,314	1,277,323
Carrizo Oil & Gas Inc. (a)	296,871	2,548,638
Encana Corp.	1,268,894	5,836,912
Gulfport Energy Corp. (a)	94,670	256,556
PDC Energy Inc. (a)	51,950	1,441,613
Range Resources Corp.	233,698	892,726
SM Energy Co.	315,347	3,055,712

		15,309,480

Oil & Gas Refining & Marketing - 0.1%
Delek US Holdings Inc.	31,480	1,142,724

Packaged Foods & Meats - 3.7%
B&G Foods Inc.	208,000	3,933,280
Freshpet Inc. (a)	85,500	4,255,335
Hostess Brands Inc. (a)	600,000	8,391,000
J&J Snack Foods Corp.	8,500	1,632,000
John B Sanfilippo & Son Inc.	9,168	885,629
Lancaster Colony Corp.	35,000	4,852,750
Sanderson Farms Inc.	76,278	11,543,150
The Simply Good Foods Co. (a)	185,000	5,363,150
TreeHouse Foods Inc. (a)	111,500	6,182,675

		47,038,969

Paper Products - 0.1%
Neenah Inc.	19,973	1,300,642

Personal Products - 0.4%
elf Beauty Inc. (a)	232,000	4,062,320
Medifast Inc.	6,845	709,347

		4,771,667

Pharmaceuticals - 1.6%
ANI Pharmaceuticals Inc. (a)	15,638	1,139,698
Assertio Therapeutics Inc. (a)	85,500	109,440
Catalent Inc. (a)	139,075	6,628,315

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	25

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Collegium Pharmaceutical Inc. (a)	42,265	485,202
Endo International PLC (a)	46,616	149,637
Horizon Therapeutics PLC (a)	59,654	1,624,378
Prestige Consumer Healthcare Inc. (a)	241,381	8,373,507
Supernus Pharmaceuticals Inc. (a)	64,387	1,769,355

		20,279,532

Property & Casualty Insurance - 1.9%
AMERISAFE Inc.	72,061	4,763,953
Argo Group International Holdings Ltd.	125,202	8,794,188
James River Group Holdings Ltd.	68,000	3,484,320
Palomar Holdings Inc. (a)	20,225	797,270
RLI Corp.	61,408	5,705,417
Selective Insurance Group Inc.	7,911	594,828

		24,139,976

Publishing - 0.9%
John Wiley & Sons Inc., Class A	263,431	11,575,158

Regional Banks - 8.5%
1st Source Corp.	37,889	1,732,664
Atlantic Union Bankshares Corp.	50,093	1,865,714
BankUnited Inc.	25,962	872,842
Banner Corp.	40,262	2,261,517
Bryn Mawr Bank Corp.	67,000	2,446,170
Camden National Corp.	26,049	1,128,443
Columbia Banking System Inc.	43,755	1,614,559
Community Bank System Inc.	65,000	4,009,850
Cullen/Frost Bankers Inc.	54,882	4,859,801
CVB Financial Corp.	159,500	3,328,765
Enterprise Financial Services Corp.	45,716	1,862,927
Equity Bancshares Inc., Class A (a)	62,890	1,686,081
First Interstate BancSystem Inc., Class A	45,452	1,828,988
Franklin Financial Network Inc.	31,346	946,963
Fulton Financial Corp.	309,618	5,009,619
German American Bancorp Inc.	76,000	2,435,800
Hancock Whitney Corp.	31,918	1,222,300
Home BancShares Inc.	66,359	1,247,217
IBERIABANK Corp.	86,311	6,519,933
Independent Bank Corp.	78,000	5,822,700

	Number of Shares	Fair Value $
Investors Bancorp Inc.	79,469	902,768
Lakeland Financial Corp.	18,773	825,637
Origin Bancorp Inc.	50,600	1,707,244
Pinnacle Financial Partners Inc.	15,443	876,390
Prosperity Bancshares Inc.	146,687	10,360,503
Renasant Corp.	216,026	7,563,070
Sandy Spring Bancorp Inc.	40,928	1,379,683
Simmons First National Corp., Class A	45,210	1,125,729
Stock Yards Bancorp Inc.	63,500	2,329,815
TCF Financial Corp.	32,764	1,247,325
UMB Financial Corp.	107,500	6,942,350
United Community Banks Inc.	61,961	1,756,594
Valley National Bancorp	41,717	453,464
Washington Trust Bancorp Inc.	53,500	2,584,585
Westamerica Bancorporation	93,831	5,834,412
Western Alliance Bancorp	139,661	6,435,579
Wintrust Financial Corp.	33,431	2,160,646

		107,188,647

Research & Consulting Services - 0.4%
Resources Connection Inc.	280,998	4,774,156

Residential REITs - 0.1%
NexPoint Residential Trust Inc.	26,264	1,228,105

Restaurants - 0.9%
Bloomin’ Brands Inc.	18,400	348,312
Brinker International Inc.	21,567	920,264
Cracker Barrel Old Country Store Inc.	16,527	2,688,117
Dave & Buster’s Entertainment Inc.	12,707	494,938
Ruth’s Hospitality Group Inc.	63,420	1,294,719
Texas Roadhouse Inc.	62,764	3,296,365
The Cheesecake Factory Inc.	64,746	2,698,613

		11,741,328

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	99,442	1,812,828

Security & Alarm Services - 1.1%
The Brink’s Co.	161,276	13,377,844

Semiconductor Equipment - 0.4%
Brooks Automation Inc.	21,360	790,961
Ichor Holdings Ltd. (a)	77,202	1,866,744
Rudolph Technologies Inc. (a)	105,277	2,775,102

		5,432,807

See Notes to Schedules of Investments and Notes to Financial Statements.

26	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Semiconductors - 0.6%
Diodes Inc. (a)	21,838	876,795
Semtech Corp. (a)	121,608	5,911,365
SMART Global Holdings Inc. (a)	26,183	667,143

		7,455,303

Soft Drinks - 0.3%
Cott Corp.	279,809	3,489,218

Specialized Consumer Services - 0.0%*
WW International Inc. (a)	14,744	557,618

Specialized REITs - 0.7%
CoreSite Realty Corp.	31,792	3,873,855
National Storage Affiliates Trust	37,703	1,258,149
PotlatchDeltic Corp.	47,787	1,963,329
QTS Realty Trust Inc., Class A	18,931	973,243
The GEO Group Inc.	45,261	784,826

		8,853,402

Specialty Chemicals - 4.1%
Chase Corp.	15,500	1,695,545
Ferro Corp. (a)	84,586	1,003,190
HB Fuller Co.	131,381	6,117,099
Ingevity Corp. (a)	86,069	7,302,094
Innospec Inc.	45,500	4,055,870
Minerals Technologies Inc.	22,362	1,187,199
PolyOne Corp.	195,123	6,370,766
Quaker Chemical Corp.	30,920	4,889,689
Sensient Technologies Corp.	169,807	11,657,250
Stepan Co.	76,118	7,388,013

		51,666,715

Specialty Stores - 0.7%
Hudson Ltd., Class A (a)	38,994	478,456
MarineMax Inc. (a)	35,403	548,038
National Vision Holdings Inc. (a)	102,000	2,455,140
Sally Beauty Holdings Inc. (a)	356,695	5,311,189

		8,792,823

Steel - 0.4%
Carpenter Technology Corp.	32,914	1,700,337
Commercial Metals Co.	177,567	3,086,115

		4,786,452

Systems Software - 0.9%
Progress Software Corp.	26,817	1,020,655
Qualys Inc. (a)	40,000	3,022,800

	Number of Shares	Fair Value $
SailPoint Technologies Holding Inc. (a)	139,000	2,597,910
Talend S.A. ADR (a)	47,500	1,614,050
Tenable Holdings Inc. (a)	160,500	3,591,990

		11,847,405

Technology Distributors - 0.3%
Insight Enterprises Inc. (a)	15,970	889,369
SYNNEX Corp.	7,731	872,830
Tech Data Corp. (a)	12,998	1,354,912

		3,117,111

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage Inc., Class A (a)	489,000	8,283,660

Thrifts & Mortgage Finance - 0.8%
Axos Financial Inc. (a)	42,493	1,174,931
Essent Group Ltd.	23,750	1,132,163
Flagstar Bancorp Inc.	10,286	384,182
HomeStreet Inc. (a)	47,559	1,299,312
Kearny Financial Corp.	31,336	408,621
NMI Holdings Inc., Class A (a)	43,164	1,133,487
WSFS Financial Corp.	108,247	4,773,693

		10,306,389

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	63,991	1,671,445

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies Inc.	133,980	7,610,064
BMC Stock Holdings Inc. (a)	38,160	999,029
Foundation Building Materials Inc. (a)	31,898	494,100
GMS Inc. (a)	24,961	716,880
Herc Holdings Inc. (a)	25,828	1,201,260

		11,021,333

Trucking - 0.7%
ArcBest Corp.	17,654	537,564
Avis Budget Group Inc. (a)	22,600	638,676
Marten Transport Ltd.	63,839	1,326,575
Old Dominion Freight Line Inc.	26,814	4,557,576
Saia Inc. (a)	23,399	2,192,486

		9,252,877

Total Common Stock (Cost $975,457,558)		1,192,531,385

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	27

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Short-Term Investments - 5.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $66,352,770) (b)(c)(d)	66,352,770	66,352,770

Total Investments (Cost $1,041,810,328)		1,258,884,155

Liabilities in Excess of Other Assets, net - (0.1)%		(1,049,039)

NET ASSETS - 100.0%		1,257,835,116

Other Information:

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

E-mini Russell 2000 Index Futures	December 2019	205	$16,214,240	$15,631,250	$(582,990)

During the period ended September 30, 2019, average notional value related to long futures contracts was $18,483,021 or 1.5% of net assets.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Small-Cap Equity Fund	Investments in Securities

	Common Stock	$1,192,531,385	$—	$—	$1,192,531,385

	Short-Term Investments	66,352,770	—	—	66,352,770

	Total Investments in Securities	$1,258,884,155	$—	$—	$1,258,884,155

	Other Financial Instruments

	Long Futures Contracts - Unrealized Depreciation	$(582,990)	$—	$—	$(582,990)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	96,806,112	$96,806,112	$391,610,787	$422,064,129	$—	$—	66,352,770	$66,352,770	$1,507,813

See Notes to Schedules of Investments and Notes to Financial Statements.

28	State Street Institutional Small-Cap Equity Fund

State Street Institutional International Equity Fund

Management Discussion of Fund Performance — September 30, 2019 (Unaudited)

The State Street Institutional International Equity Fund (the “Fund”) seeks to provide long-term capital growth. The Fund’s benchmark is the MSCI EAFE Index (the “Index”).

For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund’s Investment Class was 3.18% and for the Fund’s Service Class was 3.03%, and the Index was -1.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Strong stock selection especially in healthcare and financial stocks, and on the negative side, underperformance in energy names were the primary drivers of Fund performance during the Reporting Period relative to the Index. In healthcare, a number of holdings in both the healthcare equipment and pharmaceutical segments outperformed. The most prominent of these was Japanese equipment supplier Hoya Corp. Hoya has had a stable and profitable eyeglass business, but its recent strength has been driven by its sales to the semiconductor manufacturing industry where it supplies a key component in high-end chip manufacturing. In financials, the Fund was helped by a diverse group of companies including an Indian bank (ICICI), a UK based exchange (London Stock Exchange), a Canadian asset manager (Brookfield Asset Manager), and insurance companies in both Hong Kong and Japan (AIA and Tokio Marine). The Fund was helped by an underweight relative to the Index in the lagging energy sector, but the Fund’s holdings in the sector lagged hurting performance. Norwegian oil and gas producer Equinor was particularly weak during the Reporting Period, as it was negatively impacted by weak natural gas prices and higher than expected tax payments.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Nestle, Hoya Corp, and ICICI Bank. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Equinor, Seven Generations Energy, and Mitsubishi UFJ Financial Group.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Institutional International Equity Fund	29

State Street Institutional International Equity Fund

Performance Summary — September 30, 2019 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily (meaning at least 65% of its total assets) in companies located in both developed and emerging market countries outside the United States.

Top Ten Largest Holdings

as of September 30, 2019 (as a % of Fair Value) (a)(b)

Nestle S.A.	4.52%

Novartis AG	3.60%

Roche Holding AG	3.41%

AstraZeneca PLC	3.32%

Hoya Corp.	3.01%

AIA Group Ltd.	2.94%

Safran S.A.	2.84%

SAP SE	2.72%

Air Liquide S.A.	2.65%

Shiseido Company Ltd.	2.55%

Regional Allocation as of September 30, 2019

Portfolio Composition as a % of Fair Value of $84,929 (in thousands) as of September 30, 2019 (a)(b)

Average Annual Total Return for the periods ended September 30, 2019

Investment Class Shares (Inception date: 11/25/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional International Equity Fund	3.18%	3.19%	4.17%	$15,041

MSCI EAFE Index	-1.34%	3.27%	4.90%	$16,140

Service Class Shares (Inception date: 1/3/01)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional International Equity Fund	3.03%	2.96%	3.91%	$14,671

MSCI EAFE Index	-1.34%	3.27%	4.90%	$16,140

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

30	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Performance Summary, continued — September 30, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

State Street Institutional International Equity Fund	31

State Street Institutional International Equity Fund

Understanding Your Fund’s Expenses — September 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,059.20	$1,022.30
Expenses Paid During Period*	$2.84	$2.79

Service Class
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,058.50	$1,021.10
Expenses Paid During Period*	$4.13	$4.05

*

Expenses are equal to the Fund’s annualized expense ratio of 0.55%** for Investment Class shares and 0.80% for Service Class shares (for the period April 1, 2019-September 30, 2019), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

32	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments — September 30, 2019

	Number of Shares	Fair Value $

Common Stock - 97.6% †
Australia - 1.8%
BHP Group PLC	73,761	1,574,676

Belgium - 1.6%
Anheuser-Busch InBev S.A.	14,829	1,413,282

Brazil - 1.1%
Itau Unibanco Holding S.A. ADR (b)	110,092	925,874

Canada - 1.1%
Brookfield Asset Management Inc., Class A	17,758	943,561

China - 0.5%
New Oriental Education & Technology Group Inc. ADR (a)(b)	3,942	436,616

France - 15.7%
Air Liquide S.A.	15,834	2,254,447
Airbus SE	13,253	1,722,251
AXA S.A.	66,102	1,688,469
BNP Paribas S.A.	32,944	1,604,347
Safran S.A.	15,316	2,411,954
Schneider Electric SE	24,411	2,142,336
Vivendi S.A.	62,586	1,718,063

		13,541,867

Germany - 4.7%
Fresenius SE & Company KGaA	8,105	379,023
HeidelbergCement AG	19,404	1,402,949
SAP SE	19,623	2,307,876

		4,089,848

Hong Kong - 2.9%
AIA Group Ltd.	264,802	2,501,287

India - 1.1%
ICICI Bank Ltd.	150,271	919,622

Ireland - 2.1%
Kerry Group PLC, Class A	15,236	1,782,284

Japan - 29.7%
Daikin Industries Ltd.	13,600	1,784,390
Disco Corp.	6,900	1,306,260
FANUC Corp.	6,249	1,176,078
Hoya Corp.	31,300	2,554,103
Kao Corp.	20,700	1,529,205
Keyence Corp.	3,200	1,980,847
Komatsu Ltd.	59,400	1,360,305

	Number of Shares	Fair Value $
Mitsubishi UFJ Financial Group Inc.	337,400	1,712,053
Mitsui Fudosan Company Ltd.	63,325	1,569,722
Murata Manufacturing Company Ltd.	31,937	1,532,208
Nidec Corp.	11,474	1,541,545
Secom Company Ltd.	15,000	1,368,217
Shiseido Company Ltd.	27,100	2,163,737
SoftBank Group Corp.	26,802	1,051,496
Subaru Corp.	20,700	582,262
Suzuki Motor Corp.	24,400	1,035,603
Tokio Marine Holdings Inc.	25,349	1,355,465

		25,603,496

Netherlands - 4.2%
ASML Holding N.V.	8,656	2,144,506
ING Groep N.V.	141,884	1,485,565

		3,630,071

Norway - 1.8%
Equinor ASA	82,570	1,572,619

Portugal - 1.7%
Galp Energia SGPS S.A.	94,503	1,424,350

Sweden - 3.1%
Assa Abloy AB, Class B	87,740	1,955,202
Hexagon AB, Class B	14,396	694,898

		2,650,100

Switzerland - 13.0%
Givaudan S.A.	512	1,429,482
Nestle S.A.	35,332	3,836,684
Novartis AG	35,231	3,057,605
Roche Holding AG	9,939	2,895,033

		11,218,804

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Company Ltd.	112,548	986,738

United Kingdom - 10.4%
AstraZeneca PLC	31,498	2,818,355
London Stock Exchange Group PLC	17,396	1,566,622
Prudential PLC	84,210	1,530,636
Smith & Nephew PLC	41,483	1,001,431
Smiths Group PLC	51,590	998,117
Vodafone Group PLC	538,572	1,075,166

		8,990,327

Total Common Stock (Cost $72,193,431)		84,205,422

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	33

State Street Institutional International Equity Fund

Schedule of Investments, continued — September 30, 2019

	Number of Shares	Fair Value $

Short-Term Investments - 0.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $723,844) (c)(d)	723,844	723,844

Total Investments (Cost $72,917,275)		84,929,266

Other Assets and Liabilities, net - 1.6%		1,358,623

NET ASSETS - 100.0%		86,287,889

Other Information:

The Fund had the following short futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

MSCI EAFE Mini Futures	December 2019	2	$(190,911)	$(189,840)	$1,071

During the period ended September 30, 2019, average notional value related to long and short futures contracts was $4,331,817 or 5.0% of net assets and $14,603 or less than 0.05% of net assets, respectively.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional International Equity Fund	Investments in Securities

	Common Stock	$84,205,422	$—	$—	$84,205,422

	Short-Term Investments	723,844	—	—	723,844

	Total Investments in Securities	$84,929,266	$—	$—	$84,929,266

	Other Financial Instruments

	Short Futures Contracts - Unrealized Appreciation	$1,071	$—	$—	$1,071

See Notes to Schedules of Investments and Notes to Financial Statements.

34	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments, continued — September 30, 2019

The Fund was invested in the following sectors at September 30, 2019 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.33%
Diversified Banks	7.83%
Packaged Foods & Meats	6.62%
Aerospace & Defense	4.87%
Life & Health Insurance	4.75%
Building Products	4.40%
Personal Products	4.35%
Electrical Components & Equipment	4.34%
Semiconductor Equipment	4.06%
Integrated Oil & Gas	3.53%
Electronic Equipment & Instruments	3.15%
Healthcare Supplies	3.01%
Application Software	2.72%
Industrial Gases	2.65%
Wireless Telecommunication Services	2.50%
Movies & Entertainment	2.02%
Multi-Line Insurance	1.99%
Automobile Manufacturers	1.91%
Diversified Metals & Mining	1.85%
Diversified Real Estate Activities	1.85%
Financial Exchanges & Data	1.84%

Sector	Percentage (based on Fair Value)
Electronic Components	1.80%
Specialty Chemicals	1.68%
Brewers	1.66%
Construction Materials	1.65%
Security & Alarm Services	1.61%
Construction Machinery & Heavy Trucks	1.60%
Property & Casualty Insurance	1.60%
Industrial Machinery	1.39%
Healthcare Equipment	1.18%
Industrial Conglomerates	1.18%
Semiconductors	1.16%
Asset Management & Custody Banks	1.11%
Education Services	0.51%
Healthcare Services	0.45%

99.15%

Short-Term Investments
Short-Term Investments	0.85%

0.85%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	54,039,876	$54,039,876	$32,190,356	$85,506,388	$—	$—	723,844	$723,844	$112,631

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	35

State Street Active Core Bond Fund

Management Discussion of Fund Performance — September 30, 2019 (Unaudited)

The State Street Active Core Bond Fund (the “Fund”) seeks to provide maximum income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund’s Investment Class was 9.76% and for the Fund’s Service Class was 9.56%, and the Index was 10.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Duration and asset allocation, which each had a negative impact, and security selection, which had a positive impact, were the primary drivers of Fund performance during the Reporting Period relative to the Index.

Our view in the fourth quarter of 2018 was that long-term rates were nearing a cyclical peak. Over the course of the Reporting Period, the ten-year government interest rate decreased from 3.06% to 1.66%. By the third quarter of 2019, we felt that long-term rates were nearing a cyclical low. As such, we established a short duration position relative to the Index during this period, negatively impacting the Fund’s performance relative to the Index.

Reflecting our view that the credit and economic cycle would persist, the Fund maintained an over-weight asset allocation to credit sectors during the Reporting Period. Credit spreads fluctuated significantly during the Reporting Period, especially during the fourth quarter of 2018 and the first quarter of 2019. Credit performance versus duration-equivalent treasuries was mixed over the Reporting Period, with investment-grade credit out-performing risk-free assets, while high-yield under-performed. As such, the Fund’s asset allocation to high yield generated negative excess returns relative to the Index.

Security selection in the investment-grade credit allocation generated positive excess returns as our bottom-up fundamental underwriting assisted our portfolio construction process to select higher value securities.

The Fund used treasury futures, interest swaps and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of treasury futures and interest rate swaps detracted from Fund performance relative to the Index, while its use of index credit default swaps contributed to Fund performance relative to the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

36	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Performance Summary — September 30, 2019 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in bonds and other debt securities. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

Quality Ratings

as of September 30, 2019 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	51.32%

Aa / AA	29.13%

A / A	7.49%

Baa / BBB	11.00%

Ba / BB and lower	0.50%

NR / Other	0.56%

Sector Allocation

Portfolio Composition as a % of Fair Value of $160,692 (in thousands) as of September 30, 2019 (a)(b)

Average Annual Total Return for the periods ended September 30, 2019

Investment Class Shares (Inception date: 11/21/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Active Core Bond Fund	9.76%	3.45%	4.29%	$15,225

Bloomberg Barclays U.S. Aggregate Bond Index	10.30%	3.38%	3.75%	$14,448

Service Class Shares (Inception date: 9/30/05)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Active Core Bond Fund	9.56%	3.22%	4.05%	$14,870

Bloomberg Barclays U.S. Aggregate Bond Index	10.30%	3.38%	3.75%	$14,448

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Active Core Bond Fund	37

State Street Active Core Bond Fund

Performance Summary, continued — September 30, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

38	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Understanding Your Fund’s Expenses — September 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,049.50	$1,023.70
Expenses Paid During Period*	$1.39	$1.37

Service Class
Actual Fund Return
Beginning Account Value April 1, 2019	$1,000.00	$1,000.00
Ending Account Value September 30, 2019	$1,049.50	$1,022.40
Expenses Paid During Period*	$2.77	$2.74

*

Expenses are equal to the Fund’s annualized expense ratio of 0.27%** for Investment Class shares and 0.54%** for Service Class shares (for the period April 1, 2019-September 30, 2019), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Active Core Bond Fund	39

State Street Active Core Bond Fund

Schedule of Investments — September 30, 2019

	Principal Amount ($)	Fair Value $

Bonds and Notes - 97.8%†
U.S. Treasuries - 24.1%
U.S. Treasury Bonds
2.25%, 08/15/46 (e)	739,600	758,437
3.00%, 08/15/48 (e)	3,844,200	4,571,595
U.S. Treasury Notes
1.38%, 12/15/19 (e)	3,278,100	3,274,643
1.50%, 11/30/19 (e)	2,941,500	2,939,202
1.63%, 06/30/21 - 02/15/26 (e)	8,433,300	8,435,716
2.25%, 03/31/20 (e)	1,012,900	1,014,720
2.50%, 01/31/24 (e)	3,144,900	3,266,765
2.63%, 02/15/29 (e)	3,249,400	3,517,475

		27,778,553

Agency Mortgage Backed - 38.7%
Federal Home Loan Mortgage Corp.
3.00%, 03/01/43 (e)	2,683,727	2,759,830
4.50%, 06/01/33 - 02/01/35 (e)	9,348	9,939
5.00%, 07/01/35 (e)	74,656	82,181
5.50%, 05/01/20 - 04/01/39 (e)	170,125	191,935
6.00%, 02/01/29 - 11/01/37 (e)	203,977	232,678
6.50%, 08/01/29 - 10/01/33 (e)	999	1,152
7.00%, 06/01/29 - 08/01/36 (e)	47,307	55,152
7.50%, 01/01/30 - 09/01/33 (e)	1,815	1,980
8.00%, 11/01/30 (e)	10,660	12,127
8.50%, 04/01/30 (e)	11,157	14,368
9.50%, 04/01/21 (e)	4	4
Federal National Mortgage Assoc.
3.50%, 08/01/45 (e)	109,059	113,315
4.00%, 01/01/41 - 12/01/41 (e)	1,637,678	1,750,786
4.50%, 10/01/19 - 02/01/40 (e)	1,049,539	1,137,337
5.00%, 07/01/20 - 05/01/39 (e)	235,638	259,588
5.50%, 06/01/20 - 04/01/38 (e)	350,599	394,183
6.00%, 02/01/20 - 07/01/35 (e)	419,349	478,411
6.50%, 05/01/21 - 08/01/36 (e)	48,239	52,948
7.00%, 10/01/32 - 02/01/34 (e)	6,467	7,019
7.50%, 12/01/23 - 03/01/33 (e)	32,622	37,187
8.00%, 07/01/25 - 10/01/31 (e)	7,996	8,840
9.00%, 12/01/22 (e)	302	313
Federal National Mortgage Assoc. 1.25% + USD COF11 5.50%, 10/01/24 (e)(f)	4,720	4,860
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 4.47%, 04/01/37 (e)(f)	2,245	2,309
Federal National Mortgage Assoc. TBA
2.50%, TBA (g)	6,000,000	6,051,660
3.00%, TBA (g)	2,479,725	2,534,105
3.50%, TBA (g)(e)	7,028,000	7,207,425
4.00%, TBA (g)	10,807,711	11,247,153
4.00%, TBA (g)(e)	4,288,000	4,448,800

	Principal Amount ($)	Fair Value $
Government National Mortgage Assoc.
3.00%, 12/20/42 (e)	1,681,163	1,737,993
4.00%, 01/20/41 - 04/20/43 (e)	1,694,984	1,803,295
4.50%, 08/15/33 - 05/20/40 (e)	302,442	325,080
5.00%, 08/15/33 (e)	23,181	25,528
6.00%, 04/15/27 - 09/15/36 (e)	146,709	167,506
6.50%, 02/15/24 - 09/15/36 (e)	63,299	69,914
7.00%, 10/15/27 - 10/15/36 (e)	30,005	34,037
7.50%, 01/15/23 - 11/15/31 (e)	2,750	2,814
8.00%, 05/15/30 - 09/15/30 (e)	233	247
9.00%, 12/15/21 (e)	144	149
4.50%, TBA (g)	1,277,000	1,334,388

		44,598,536

Agency Collateralized Mortgage Obligations - 1.2%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (e)(f)(h)	605,954	1,593
2.51%, 07/25/29 (e)	290,000	298,474
4.06%, 10/25/28 (e)(f)	874,000	999,412
Federal Home Loan Mortgage Corp. REMIC
3.50%, 09/15/29 - 11/15/30 (e)(h)	248,398	11,438
5.50%, 06/15/33 (e)(h)	24,253	4,606
7.50%, 07/15/27 (e)(h)	2,692	414
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.57%, 08/15/25 (e)(f)(h)	86,313	3,792
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (c)(e)(i)	561	519
8.00%, 02/01/23 - 07/01/24 (e)(h)	1,595	197
Federal National Mortgage Assoc. REMIC
0.51%, 12/25/22 (c)(e)(i)	4	4
1.09%, 12/25/42 (f)(h)	111,287	4,051
5.00%, 02/25/40 - 09/25/40 (e)(h)	118,944	13,408
8.00%, 05/25/22 (e)(h)	1	5
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 3.98%, 07/25/38 (e)(f)(h)	44,817	6,466
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (c)(e)(i)	10,744	9,316
4.50%, 08/25/35 - 01/25/36 (e)(h)	74,905	11,941

See Notes to Schedules of Investments and Notes to Financial Statements.

40	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

5.00%, 03/25/38 - 05/25/38 (e)(h)	41,021	6,994
5.50%, 12/25/33 (e)(h)	10,751	2,177
6.00%, 01/25/35 (e)(h)	46,089	9,250
7.50%, 11/25/23 (e)(h)	6,335	658
8.00%, 08/25/23 - 07/25/24 (e)(h)	3,232	412
8.50%, 07/25/22 (e)(h)	41	3
8.50%, 07/25/22 (e)(h)**	1	—
9.00%, 05/25/22 (e)(h)	33	2
Government National Mortgage Assoc. REMIC
4.50%, 05/20/38 - 08/16/39 (e)(h)	74,702	2,148
5.00%, 09/20/38 (e)(h)	11,850	114

		1,387,394

Asset Backed - 2.6%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR 2.26%, 04/15/24 (e)(f)	490,000	490,074
American Express Credit Account Master Trust 2017-6 2.04%, 05/15/23 (e)	838,658	839,467
American Express Credit Account Master Trust 2018-1 2.67%, 10/17/22 (e)	495,000	496,206
BA Credit Card Trust 2018-A1 2.70%, 07/17/23 (e)	432,000	436,667
Chase Funding Trust 2004-1
4.99%, 11/25/33 (e)(j)	149,097	149,097
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/22/24 (e)(k)	473,000	485,287
Securitized Term Auto Receivables Trust 2018-1A
3.30%, 11/25/22 (e)(k)	118,000	120,163

		3,016,961

Corporate Notes - 27.2%
3M Co. 3.13%, 09/19/46 (e)	62,000	60,175
Abbott Laboratories
3.75%, 11/30/26 (e)	123,000	133,873
4.90%, 11/30/46 (e)	46,000	59,276
AbbVie Inc.
3.20%, 05/14/26 (e)	24,000	24,417
4.45%, 05/14/46 (e)	27,000	27,932
4.70%, 05/14/45 (e)	9,000	9,621
4.88%, 11/14/48 (e)	7,000	7,722

	Principal Amount ($)	Fair Value $
Aetna Inc. 3.50%, 11/15/24 (e)	29,000	30,221
Aircastle Ltd. 4.25%, 06/15/26 (e)	78,000	80,040
Alcon Finance Corp. 2.75%, 09/23/26 (e)(k)	202,000	203,828
Alexandria Real Estate Equities Inc. 4.70%, 07/01/30 (e)	50,000	57,962
Allegion PLC 3.50%, 10/01/29	35,000	35,398
Allergan Finance LLC
3.25%, 10/01/22 (e)	29,000	29,619
4.63%, 10/01/42 (e)	4,000	4,171
Allergan Funding SCS 3.45%, 03/15/22 (e)	21,000	21,525
Allergan Sales LLC 5.00%, 12/15/21 (e)(k)	55,000	57,758
Altria Group Inc.
2.95%, 05/02/23 (e)	23,000	23,332
3.80%, 02/14/24 (e)	15,000	15,683
4.25%, 08/09/42 (e)	3,000	2,906
4.50%, 05/02/43 (e)	13,000	12,966
4.80%, 02/14/29 (e)	33,000	36,065
5.95%, 02/14/49 (e)	21,000	24,677
Amazon.com Inc.
2.80%, 08/22/24 (e)	40,000	41,591
3.15%, 08/22/27 (e)	31,000	32,957
3.88%, 08/22/37 (e)	8,000	9,192
4.05%, 08/22/47 (e)	12,000	14,434
4.25%, 08/22/57 (e)	16,000	19,892
Ameren Corp. 2.50%, 09/15/24 (e)	75,000	75,430
American Express Co. 3.00%, 10/30/24 (e)	117,000	120,821
American International Group Inc.
4.25%, 03/15/29 (e)	51,000	55,879
4.50%, 07/16/44 (e)	80,000	88,998
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75%, 04/01/48 (e)(f)	49,000	52,289
American Tower Corp.
3.38%, 10/15/26 (e)	12,000	12,484
3.70%, 10/15/49	67,000	66,806
3.80%, 08/15/29 (e)	31,000	33,073
4.40%, 02/15/26 (e)	28,000	30,685
4.70%, 03/15/22	100,000	105,820
American Water Capital Corp. 2.95%, 09/01/27 (e)	25,000	25,615

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	41

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

Amgen Inc.
2.65%, 05/11/22 (e)	86,000	87,079
3.20%, 11/02/27 (e)	26,000	27,165
4.56%, 06/15/48 (e)	24,000	27,701
4.66%, 06/15/51 (e)	7,000	8,153
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (e)	66,000	70,743
4.70%, 02/01/36 (e)	16,000	18,448
4.90%, 02/01/46 (e)	27,000	32,214
Anheuser-Busch InBev Finance Inc. 2.65%, 02/01/21	500,000	504,555
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (e)	42,000	46,312
4.38%, 04/15/38 (e)	49,000	55,100
4.60%, 04/15/48 (e)	23,000	26,463
4.75%, 04/15/58 (e)	13,000	15,220
5.55%, 01/23/49 (e)	44,000	57,537
Anthem Inc. 3.30%, 01/15/23 (e)	27,000	27,870
Apache Corp.
4.38%, 10/15/28 (e)	9,000	9,254
5.10%, 09/01/40 (e)	41,000	41,075
Apple Inc.
2.15%, 02/09/22	150,000	151,161
2.20%, 09/11/29 (e)	92,000	90,514
2.85%, 05/11/24 (e)	126,000	130,690
2.95%, 09/11/49 (e)	20,000	19,624
3.35%, 02/09/27 (e)	15,000	16,048
3.45%, 02/09/45 (e)	37,000	39,261
3.85%, 08/04/46 (e)	53,000	59,812
Applied Materials Inc. 4.35%, 04/01/47 (e)	33,000	40,245
Aptiv PLC 4.40%, 10/01/46 (e)	23,000	22,960
ArcelorMittal
3.60%, 07/16/24 (e)	40,000	40,437
4.25%, 07/16/29 (e)	14,000	14,237
6.75%, 03/01/41 (e)	8,000	9,438
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (e)	13,000	13,140
Ascension Health 4.85%, 11/15/53 (e)	17,000	23,007
AstraZeneca PLC
3.50%, 08/17/23 (e)	21,000	21,955
4.00%, 01/17/29 (e)	14,000	15,581
4.38%, 08/17/48 (e)	6,000	7,119
AT&T Inc.
2.63%, 12/01/22	500,000	505,850

	Principal Amount ($)	Fair Value $
4.35%, 03/01/29 (e)	54,000	59,716
4.45%, 04/01/24 (e)	24,000	25,973
4.50%, 05/15/35 (e)	36,000	39,441
4.55%, 03/09/49 (e)	31,000	33,503
4.75%, 05/15/46 (e)	45,000	50,005
4.80%, 06/15/44 (e)	24,000	26,597
4.85%, 03/01/39 (e)	38,000	43,077
5.15%, 11/15/46 (e)	5,000	5,795
5.25%, 03/01/37 (e)	28,000	32,923
5.35%, 12/15/43 (e)	18,000	21,212
5.45%, 03/01/47 (e)	31,000	37,416
Avangrid Inc. 3.15%, 12/01/24 (e)	45,000	46,447
Bank of America Corp.
3.25%, 10/21/27 (e)	4,000	4,161
3.95%, 04/21/25 (e)	89,000	94,286
4.18%, 11/25/27 (e)	130,000	139,805
Bank of America Corp. (2.74% fixed rate until 01/23/21; 0.37% + 3 month USD LIBOR thereafter) 2.74%, 01/23/22 (f)	100,000	100,581
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12%, 01/20/23 (e)(f)	31,000	31,611
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37%, 01/23/26 (e)(f)	19,000	19,762
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter) 3.46%, 03/15/25 (e)(f)	76,000	79,222
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95%, 01/23/49 (e)(f)	71,000	79,393
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24%, 04/24/38 (e)(f)	124,000	141,832
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27%, 07/23/29 (e)(f)	97,000	107,879

See Notes to Schedules of Investments and Notes to Financial Statements.

42	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter) 4.33%, 03/15/50 (e)(f)	31,000	36,502
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44%, 01/20/48 (e)(f)	62,000	73,704
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34%, 10/05/28 (e)(f)	45,000	47,448
Barclays PLC 4.84%, 05/09/28 (e)	200,000	208,604
Barrick North America Finance LLC 5.70%, 05/30/41 (e)	5,000	6,306
BAT Capital Corp.
2.76%, 08/15/22 (e)	26,000	26,227
3.56%, 08/15/27 (e)	20,000	20,139
4.39%, 08/15/37 (e)	37,000	35,855
4.54%, 08/15/47 (e)	19,000	18,228
BB&T Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter) 4.80%, 12/31/99 (e)(f)	83,000	83,015
Becton Dickinson and Co.
2.89%, 06/06/22 (e)	27,000	27,410
3.70%, 06/06/27 (e)	26,000	27,524
3.73%, 12/15/24 (e)	4,000	4,232
4.67%, 06/06/47 (e)	4,000	4,740
4.69%, 12/15/44 (e)	3,000	3,490
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (e)	19,000	19,992
3.80%, 07/15/48 (e)	47,000	50,726
6.13%, 04/01/36 (e)	79,000	109,339
Boardwalk Pipelines LP 4.80%, 05/03/29 (e)	28,000	29,794
Boston Scientific Corp.
4.00%, 03/01/28 (e)	31,000	33,977
4.70%, 03/01/49 (e)	11,000	13,399
BP Capital Markets America Inc.
3.02%, 01/16/27 (e)	119,000	123,038
3.22%, 11/28/23 (e)	31,000	32,194
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (e)(k)	64,000	67,106
3.40%, 07/26/29 (e)(k)	52,000	55,533
4.13%, 06/15/39 (e)(k)	23,000	26,101
4.25%, 10/26/49 (e)(k)	23,000	26,700

	Principal Amount ($)	Fair Value $
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (e)	6,000	5,998
3.00%, 01/15/22 (e)	46,000	46,458
3.13%, 01/15/25 (e)	7,000	6,948
3.88%, 01/15/27 (e)	6,000	6,028
Brown-Forman Corp. 4.00%, 04/15/38 (e)	6,000	6,822
Buckeye Partners LP 5.60%, 10/15/44 (e)	7,000	5,646
Bunge Limited Finance Corp. 3.75%, 09/25/27 (e)	12,000	12,345
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (e)	50,000	58,433
4.55%, 09/01/44 (e)	38,000	45,475
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (e)	52,000	54,804
4.95%, 06/01/47 (e)	5,000	5,926
Canadian Pacific Railway Co. 2.90%, 02/01/25 (e)	13,000	13,354
Capital One Financial Corp. 3.75%, 07/28/26 (e)	175,000	181,781
Cardinal Health Inc.
2.62%, 06/15/22 (e)	13,000	13,078
3.08%, 06/15/24 (e)	12,000	12,146
Caterpillar Inc.
2.60%, 09/19/29 (e)	83,000	84,104
3.25%, 09/19/49 (e)	60,000	62,518
3.80%, 08/15/42 (e)	8,000	8,985
CBS Corp.
2.90%, 01/15/27 (e)	16,000	15,871
3.70%, 06/01/28 (e)	38,000	39,636
Celgene Corp.
3.45%, 11/15/27 (e)	15,000	15,912
4.35%, 11/15/47 (e)	4,000	4,679
4.55%, 02/20/48 (e)	79,000	95,059
5.00%, 08/15/45 (e)	33,000	41,248
Cenovus Energy Inc.
4.25%, 04/15/27 (e)	12,000	12,494
5.25%, 06/15/37 (e)	15,000	16,340
5.40%, 06/15/47 (e)	4,000	4,500
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (e)	209,000	210,791
4.46%, 07/23/22 (e)	90,000	94,738
4.91%, 07/23/25 (e)	13,000	14,269
5.05%, 03/30/29 (e)	48,000	53,642
5.75%, 04/01/48 (e)	45,000	51,297
6.38%, 10/23/35 (e)	4,000	4,865
6.48%, 10/23/45 (e)	19,000	23,114

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	43

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

Chevron Corp.
3.19%, 06/24/23 (e)	47,000	49,024
Chubb INA Holdings Inc. 4.35%, 11/03/45 (e)	58,000	71,154
Cigna Corp.
3.40%, 09/17/21 (e)	21,000	21,464
3.75%, 07/15/23 (e)	71,000	74,301
4.13%, 11/15/25 (e)	34,000	36,563
4.38%, 10/15/28 (e)	14,000	15,340
4.80%, 08/15/38 (e)	12,000	13,485
4.90%, 12/15/48 (e)	12,000	13,773
Cigna Holding Co.
3.25%, 04/15/25 (e)	24,000	24,685
3.88%, 10/15/47 (e)	16,000	15,780
Cisco Systems Inc. 5.90%, 02/15/39 (e)	16,000	22,803
Citigroup Inc.
2.70%, 10/27/22 (e)	188,000	190,613
4.40%, 06/10/25 (e)	84,000	90,523
4.65%, 07/23/48 (e)	122,000	149,297
4.75%, 05/18/46 (e)	51,000	59,514
5.50%, 09/13/25 (e)	81,000	91,924
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88%, 07/24/23 (e)(f)	65,000	65,858
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88%, 01/24/39 (e)(f)	39,000	42,529
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (e)(f)	289,000	291,780
CMS Energy Corp. 4.88%, 03/01/44 (e)	53,000	64,066
CNA Financial Corp.
3.45%, 08/15/27 (e)	37,000	38,388
3.90%, 05/01/29 (e)	85,000	91,164
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24 (e)	233,000	249,508
Comcast Corp.
3.20%, 07/15/36 (e)	27,000	27,527
3.97%, 11/01/47 (e)	93,000	102,391
4.15%, 10/15/28 (e)	54,000	60,525
4.25%, 10/15/30 (e)	49,000	55,716
4.60%, 08/15/45 (e)	8,000	9,564
4.70%, 10/15/48 (e)	24,000	29,380

	Principal Amount ($)	Fair Value $
CommonSpirit Health 4.35%, 11/01/42 (e)	129,000	135,762
Conagra Brands Inc.
5.30%, 11/01/38 (e)	14,000	16,222
5.40%, 11/01/48 (e)	12,000	14,199
Concho Resources Inc.
3.75%, 10/01/27 (e)	10,000	10,393
4.30%, 08/15/28 (e)	47,000	50,645
4.88%, 10/01/47 (e)	9,000	10,259
ConocoPhillips Co. 4.30%, 11/15/44 (e)	27,000	31,271
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (e)	29,000	29,695
3.88%, 06/15/47 (e)	40,000	43,648
Constellation Brands Inc.
3.15%, 08/01/29 (e)	88,000	89,945
3.70%, 12/06/26 (e)	49,000	51,912
4.50%, 05/09/47 (e)	23,000	25,963
Continental Resources Inc. 4.50%, 04/15/23 (e)	122,000	126,701
Corning Inc. 4.38%, 11/15/57 (e)	24,000	24,763
Crown Castle International Corp. 5.20%, 02/15/49 (e)	44,000	54,800
CSX Corp. 4.50%, 03/15/49 - 08/01/54 (e)	84,000	96,918
CubeSmart LP 4.38%, 02/15/29 (e)	94,000	103,113
CVS Health Corp.
2.63%, 08/15/24 (e)	100,000	100,432
3.00%, 08/15/26 (e)	50,000	50,284
3.25%, 08/15/29 (e)	25,000	25,119
3.35%, 03/09/21 (e)	11,000	11,178
3.70%, 03/09/23 (e)	83,000	86,427
3.88%, 07/20/25 (e)	13,000	13,755
4.10%, 03/25/25 (e)	31,000	33,112
4.30%, 03/25/28 (e)	19,000	20,534
4.78%, 03/25/38 (e)	30,000	33,049
5.00%, 12/01/24 (e)	28,000	30,873
5.05%, 03/25/48 (e)	29,000	32,983
5.13%, 07/20/45 (e)	11,000	12,480
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (e)(k)	34,000	35,573
4.42%, 06/15/21 (e)(k)	140,000	144,414
5.30%, 10/01/29 (e)(k)	26,000	28,348
5.45%, 06/15/23 (e)(k)	119,000	129,521
6.02%, 06/15/26 (e)(k)	13,000	14,628
8.10%, 07/15/36 (e)(k)	3,000	3,824
8.35%, 07/15/46 (e)(k)	33,000	43,566

See Notes to Schedules of Investments and Notes to Financial Statements.

44	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

Devon Energy Corp. 5.00%, 06/15/45 (e)	14,000	16,219
Diamondback Energy Inc. 4.75%, 11/01/24 (e)	175,000	179,378
Digital Realty Trust LP 3.60%, 07/01/29 (e)	45,000	46,763
Discovery Communications LLC
2.95%, 03/20/23 (e)	123,000	125,015
3.95%, 03/20/28 (e)	55,000	57,315
4.95%, 05/15/42 (e)	5,000	5,241
5.00%, 09/20/37 (e)	9,000	9,656
Dollar Tree Inc.
4.00%, 05/15/25 (e)	51,000	54,015
4.20%, 05/15/28 (e)	2,000	2,150
Dominion Energy Inc. 3.07%, 08/15/24 (j)(e)	26,000	26,644
DPL Inc. 4.35%, 04/15/29 (e)(k)	33,000	32,501
DTE Energy Co.
2.85%, 10/01/26 (e)	29,000	29,532
3.85%, 12/01/23 (e)	15,000	15,793
Duke Energy Carolinas LLC 3.95%, 03/15/48 (e)	17,000	19,102
Duke Energy Corp.
1.80%, 09/01/21 (e)	34,000	33,839
3.75%, 09/01/46 (e)	11,000	11,384
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter) 4.88%, 12/31/99 (e)(f)	75,000	77,024
Duke Energy Progress LLC 4.15%, 12/01/44 (e)	22,000	25,086
Duke Realty LP 3.38%, 12/15/27 (e)	37,000	38,577
DuPont de Nemours Inc.
5.32%, 11/15/38 (e)	9,000	11,003
5.42%, 11/15/48 (e)	9,000	11,395
Duquesne Light Holdings Inc. 3.62%, 08/01/27 (e)(k)	22,000	22,426
Eastman Chemical Co.
3.50%, 12/01/21 (e)	27,000	27,598
3.60%, 08/15/22 (e)	9,000	9,297
4.50%, 01/15/21 - 12/01/28 (e)	75,000	77,961
Eaton Corp. 3.10%, 09/15/27 (e)	51,000	53,057
Ecolab Inc.
3.25%, 12/01/27 (e)	11,000	11,704
3.95%, 12/01/47 (e)	17,000	19,455
Edison International 5.75%, 06/15/27 (e)	8,000	8,982
Eli Lilly & Co.
3.70%, 03/01/45 (e)	4,000	4,411
3.95%, 03/15/49 (e)	36,000	41,741

	Principal Amount ($)	Fair Value $
Emera US Finance LP 4.75%, 06/15/46 (e)	3,000	3,471
Enbridge Energy Partners LP 5.50%, 09/15/40 (e)	4,000	4,685
Energy Transfer Operating LP
4.25%, 03/15/23 (e)	52,000	54,359
4.50%, 04/15/24 (e)	49,000	52,258
4.95%, 06/15/28 (e)	11,000	12,093
5.88%, 01/15/24 (e)	62,000	68,945
6.13%, 12/15/45 (e)	6,000	7,049
6.50%, 02/01/42 (e)	26,000	31,235
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (e)	18,000	19,060
Entergy Louisiana LLC
3.05%, 06/01/31 (e)	16,000	16,572
4.00%, 03/15/33 (e)	17,000	19,341
Enterprise Products Operating LLC
4.20%, 01/31/50 (e)	152,000	163,221
4.25%, 02/15/48 (e)	43,000	46,412
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25%, 08/16/77 (e)(f)	13,000	12,859
EOG Resources Inc.
4.15%, 01/15/26 (e)	6,000	6,635
5.10%, 01/15/36 (e)	11,000	13,392
EPR Properties 4.95%, 04/15/28 (e)	18,000	19,582
EQM Midstream Partners LP
4.75%, 07/15/23 (e)	5,000	5,016
5.50%, 07/15/28 (e)	5,000	4,964
ERP Operating LP 4.50%, 07/01/44 (e)	36,000	43,116
Exelon Corp.
3.50%, 06/01/22 (e)	30,000	30,781
4.45%, 04/15/46 (e)	48,000	54,333
Express Scripts Holding Co. 3.40%, 03/01/27 (e)	13,000	13,434
FedEx Corp.
3.10%, 08/05/29 (e)	81,000	80,508
4.10%, 02/01/45 (e)	53,000	52,596
FirstEnergy Corp. 3.90%, 07/15/27 (e)	12,000	12,797
FirstEnergy Transmission LLC 4.55%, 04/01/49 (e)(k)	80,000	93,685
Fiserv Inc.
3.50%, 07/01/29 (e)	45,000	47,314
4.40%, 07/01/49 (e)	12,000	13,457
Florida Power & Light Co. 4.13%, 02/01/42 (e)	73,000	84,678

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	45

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

General Dynamics Corp.
2.13%, 08/15/26 (e)	55,000	54,859
3.50%, 05/15/25 (e)	28,000	29,954
General Mills Inc.
3.70%, 10/17/23 (e)	51,000	53,708
4.55%, 04/17/38 (e)	14,000	15,865
4.70%, 04/17/48 (e)	4,000	4,677
General Motors Co.
5.20%, 04/01/45 (e)	4,000	3,946
5.40%, 04/01/48 (e)	9,000	9,052
General Motors Financial Company Inc.
3.45%, 01/14/22 - 04/10/22 (e)	341,000	346,924
3.55%, 04/09/21 (e)	204,000	207,038
5.25%, 03/01/26 (e)	24,000	25,906
Georgia-Pacific LLC 3.60%, 03/01/25 (e)(k)	91,000	96,486
Gilead Sciences Inc.
2.95%, 03/01/27 (e)	6,000	6,189
3.50%, 02/01/25 (e)	13,000	13,740
3.65%, 03/01/26 (e)	49,000	52,480
4.15%, 03/01/47 (e)	30,000	33,359
4.80%, 04/01/44 (e)	11,000	13,168
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (e)	29,000	30,283
3.63%, 05/15/25 (e)	28,000	30,057
GlaxoSmithKline Capital PLC 3.38%, 06/01/29 (e)	32,000	34,280
Glencore Funding LLC 4.88%, 03/12/29 (e)(k)	27,000	29,146
Grupo Televisa SAB 5.00%, 05/13/45 (e)	209,000	222,050
Halliburton Co.
3.80%, 11/15/25 (e)	19,000	20,138
5.00%, 11/15/45 (e)	16,000	17,910
HCA Inc. 4.13%, 06/15/29 (e)	50,000	52,517
Hess Corp.
5.60%, 02/15/41 (e)	8,000	8,860
5.80%, 04/01/47 (e)	5,000	5,738
Hewlett Packard Enterprise Co. 6.35%, 10/15/45 (e)	7,000	8,175
Highwoods Realty LP
4.13%, 03/15/28 (e)	42,000	44,775
4.20%, 04/15/29 (e)	127,000	136,577
Honeywell International Inc. 2.70%, 08/15/29 (e)	93,000	96,126
HSBC Holdings PLC 4.25%, 03/14/24 (e)	248,000	260,732

	Principal Amount ($)	Fair Value $
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50%, 12/31/99 (e)(f)	160,000	167,250
Hyundai Capital America 3.10%, 04/05/22 (e)(k)	17,000	17,142
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26 (e)	39,000	40,576
3.55%, 11/01/24 (e)	26,000	27,072
3.80%, 03/21/29 (e)	64,000	68,161
Intel Corp. 2.60%, 05/19/26 (e)	33,000	33,935
International Business Machines Corp.
4.15%, 05/15/39 (e)	141,000	161,036
4.25%, 05/15/49 (e)	141,000	162,639
International Paper Co. 4.40%, 08/15/47 (e)	20,000	20,838
Interstate Power & Light Co. 3.40%, 08/15/25 (e)	24,000	24,811
Jabil Inc. 3.95%, 01/12/28 (e)	24,000	24,214
John Deere Capital Corp. 2.25%, 09/14/26 (e)	49,000	48,933
Johnson & Johnson 3.63%, 03/03/37 (e)	13,000	14,517
Johnson Controls International PLC 4.50%, 02/15/47 (e)	8,000	8,790
JPMorgan Chase & Co.
3.30%, 04/01/26 (e)	238,000	248,922
3.63%, 12/01/27 (e)	45,000	47,355
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88%, 07/24/38 (e)(f)	110,000	120,633
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90%, 01/23/49 (e)(f)	120,000	133,033
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter) 3.96%, 01/29/27 (e)(f)	152,000	164,268

See Notes to Schedules of Investments and Notes to Financial Statements.

46	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01%, 04/23/29 (e)(f)	76,000	83,047
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10%, 10/29/49 (e)(f)	170,000	184,302
Keurig Dr Pepper Inc.
3.55%, 05/25/21	250,000	255,367
4.06%, 05/25/23 (e)	55,000	58,170
4.50%, 11/15/45 (e)	12,000	12,957
4.60%, 05/25/28 (e)	19,000	21,293
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (e)	238,000	241,741
4.70%, 11/01/42 (e)	5,000	5,291
5.30%, 09/15/20 (e)	20,000	20,578
6.38%, 03/01/41 (e)	13,000	16,214
Kinder Morgan Inc.
4.30%, 03/01/28 (e)	15,000	16,279
5.05%, 02/15/46 (e)	13,000	14,426
5.55%, 06/01/45 (e)	11,000	12,955
Kraft Heinz Foods Co. 4.38%, 06/01/46 (e)	26,000	24,663
L3Harris Technologies Inc. 3.85%, 12/15/26 (e)(k)	94,000	100,981
Lam Research Corp. 4.00%, 03/15/29 (e)	38,000	41,936
Lear Corp.
4.25%, 05/15/29 (e)	34,000	34,998
5.25%, 05/15/49 (e)	15,000	15,380
Liberty Property LP 4.38%, 02/01/29 (e)	24,000	26,791
Lincoln National Corp.
3.63%, 12/12/26 (e)	32,000	33,668
4.35%, 03/01/48 (e)	104,000	113,082
Lockheed Martin Corp.
3.55%, 01/15/26 (e)	9,000	9,655
3.80%, 03/01/45 (e)	18,000	20,060
4.50%, 05/15/36 (e)	27,000	32,183
Lowe’s Companies Inc.
3.65%, 04/05/29 (e)	54,000	57,725
3.70%, 04/15/46 (e)	14,000	14,093
4.05%, 05/03/47 (e)	12,000	12,777
4.55%, 04/05/49 (e)	31,000	35,753
LYB International Finance BV 4.88%, 03/15/44 (e)	7,000	7,644
LYB International Finance II BV 3.50%, 03/02/27 (e)	9,000	9,271

	Principal Amount ($)	Fair Value $
Marathon Oil Corp.
2.70%, 06/01/20 (e)	43,000	43,165
3.85%, 06/01/25 (e)	14,000	14,558
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (e)	71,000	75,015
4.90%, 03/15/49 (e)	156,000	195,025
Masco Corp. 3.50%, 11/15/27 (e)	7,000	7,146
McDonald’s Corp.
3.63%, 09/01/49 (e)	35,000	35,595
3.70%, 01/30/26 (e)	9,000	9,658
3.80%, 04/01/28 (e)	25,000	27,370
4.88%, 12/09/45 (e)	17,000	20,544
McKesson Corp. 3.65%, 11/30/20 (e)	213,000	216,308
Medtronic Inc. 4.63%, 03/15/45 (e)	4,000	5,137
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52 (e)	34,000	40,492
Merck & Company Inc.
2.75%, 02/10/25 (e)	23,000	23,814
3.40%, 03/07/29 (e)	53,000	57,459
4.00%, 03/07/49 (e)	20,000	23,821
MetLife Inc.
4.05%, 03/01/45 (e)	13,000	14,491
4.72%, 12/15/44 (e)	63,000	75,495
Micron Technology Inc. 4.19%, 02/15/27 (e)	38,000	39,048
Microsoft Corp.
2.40%, 08/08/26 (e)	63,000	64,179
2.88%, 02/06/24	150,000	156,318
3.45%, 08/08/36 (e)	18,000	19,839
3.50%, 02/12/35 (e)	18,000	19,884
3.70%, 08/08/46 (e)	59,000	67,550
3.95%, 08/08/56 (e)	37,000	43,772
4.10%, 02/06/37 (e)	5,000	5,940
4.50%, 02/06/57 (e)	5,000	6,497
Morgan Stanley
2.75%, 05/19/22 (e)	322,000	326,762
3.70%, 10/23/24 (e)	30,000	31,747
3.95%, 04/23/27 (e)	183,000	193,477
4.35%, 09/08/26	67,000	72,562
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter) 2.72%, 07/22/25 (e)(f)	97,000	98,131
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97%, 07/22/38 (e)(f)	66,000	72,225

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	47

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter) 4.43%, 01/23/30 (e)(f)	129,000	144,908
MPLX LP
3.38%, 03/15/23 (e)	164,000	168,610
4.50%, 04/15/38 (e)	16,000	16,589
5.20%, 12/01/47 (k)	8,000	8,731
5.25%, 01/15/25 (k)	162,000	170,798
6.25%, 10/15/22 (k)	48,000	48,826
MPLX LP 1.10% + 3 month USD LIBOR 3.20%, 09/09/22 (e)(f)	65,000	65,252
Mylan Inc. 5.20%, 04/15/48 (e)	14,000	14,866
National Retail Properties Inc. 4.00%, 11/15/25 (e)	82,000	87,847
Newfield Exploration Co. 5.63%, 07/01/24	217,000	239,440
Newmont Goldcorp Corp.
2.80%, 10/01/29 (e)	38,000	37,624
4.88%, 03/15/42 (e)	21,000	24,688
Nexen Inc. 6.40%, 05/15/37 (e)	69,000	97,862
NextEra Energy Capital Holdings Inc. 3.25%, 04/01/26 (e)	39,000	40,469
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter) 5.65%, 05/01/79 (e)(f)	80,000	86,843
Noble Energy Inc.
3.85%, 01/15/28 (e)	53,000	54,980
3.90%, 11/15/24 (e)	16,000	16,762
4.20%, 10/15/49	67,000	66,370
5.05%, 11/15/44 (e)	4,000	4,352
Nordstrom Inc. 5.00%, 01/15/44 (e)	4,000	3,723
Norfolk Southern Corp. 3.95%, 10/01/42 (e)	19,000	20,655
Northrop Grumman Corp.
2.55%, 10/15/22 (e)	64,000	64,834
3.85%, 04/15/45 (e)	4,000	4,374
4.03%, 10/15/47 (e)	7,000	7,929
Nucor Corp. 3.95%, 05/01/28 (e)	26,000	28,387
Nutrien Ltd.
4.00%, 12/15/26 (e)	16,000	17,112
4.90%, 06/01/43 (e)	15,000	16,673
Occidental Petroleum Corp.
2.70%, 08/15/22 (e)	65,000	65,596

	Principal Amount ($)	Fair Value $
2.90%, 08/15/24 (e)	17,000	17,116
3.50%, 08/15/29 (e)	60,000	60,824
4.10%, 02/15/47 (e)	7,000	6,834
6.20%, 03/15/40	14,000	17,000
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22 (e)	26,000	26,946
Oncor Electric Delivery Company LLC 3.80%, 09/30/47 (e)	16,000	17,900
Oracle Corp.
2.40%, 09/15/23 (e)	18,000	18,225
2.65%, 07/15/26 (e)	28,000	28,552
3.80%, 11/15/37 (e)	8,000	8,776
4.00%, 07/15/46 - 11/15/47 (e)	47,000	52,575
4.13%, 05/15/45 (e)	5,000	5,642
Oshkosh Corp. 5.38%, 03/01/25 (e)	22,000	22,852
Owens Corning 4.40%, 01/30/48 (e)	18,000	16,579
PacifiCorp 6.25%, 10/15/37 (e)	140,000	197,387
Packaging Corporation of America 3.40%, 12/15/27 (e)	13,000	13,490
Parker-Hannifin Corp. 3.25%, 06/14/29 (e)	26,000	27,094
PayPal Holdings Inc.
2.65%, 10/01/26	45,000	45,341
2.85%, 10/01/29	20,000	20,149
PepsiCo Inc.
2.63%, 07/29/29 (e)	63,000	64,605
3.38%, 07/29/49 (e)	20,000	21,308
3.45%, 10/06/46 (e)	18,000	19,342
Petroleos Mexicanos
5.35%, 02/12/28 (e)	45,000	43,116
5.63%, 01/23/46 (e)	72,000	61,479
6.49%, 01/23/27 (e)(k)	20,000	20,863
6.50%, 03/13/27 (e)	114,000	118,595
Pfizer Inc.
3.45%, 03/15/29 (e)	35,000	37,921
3.60%, 09/15/28 (e)	34,000	37,171
3.90%, 03/15/39 (e)	17,000	19,230
4.13%, 12/15/46 (e)	10,000	11,659
4.40%, 05/15/44 (e)	6,000	7,190
Philip Morris International Inc.
3.38%, 08/15/29 (e)	69,000	72,332
4.13%, 03/04/43 (e)	23,000	24,592
Phillips 66 3.90%, 03/15/28 (e)	32,000	34,495
Phillips 66 Partners LP
3.75%, 03/01/28 (e)	15,000	15,597
4.68%, 02/15/45 (e)	16,000	17,179

See Notes to Schedules of Investments and Notes to Financial Statements.

48	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (e)	83,000	81,335
3.65%, 06/01/22 (e)	40,000	41,014
4.70%, 06/15/44 (e)	12,000	11,693
PPL Capital Funding Inc. 3.10%, 05/15/26 (e)	71,000	72,310
Precision Castparts Corp. 4.38%, 06/15/45 (e)	17,000	20,173
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70%, 09/15/48 (e)(f)	102,000	112,827
QUALCOMM Inc.
2.90%, 05/20/24 (e)	12,000	12,337
3.00%, 05/20/22 (e)	8,000	8,205
3.25%, 05/20/27 (e)	4,000	4,178
4.30%, 05/20/47 (e)	2,000	2,230
Realty Income Corp. 3.00%, 01/15/27 (e)	51,000	52,393
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (e)	15,000	17,355
Rockwell Automation Inc. 4.20%, 03/01/49 (e)	36,000	42,985
Rockwell Collins Inc. 3.50%, 03/15/27 (e)	19,000	20,287
Rogers Communications Inc. 5.00%, 03/15/44 (e)	9,000	11,067
Roper Technologies Inc. 2.95%, 09/15/29 (e)	95,000	95,477
RPM International Inc. 3.75%, 03/15/27 (e)	21,000	21,808
Ryder System Inc.
2.50%, 09/01/24 (e)	65,000	65,235
3.65%, 03/18/24 (e)	26,000	27,332
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (e)	14,000	14,827
5.00%, 03/15/27 (e)	8,000	8,822
Schlumberger Holdings Corp. 3.90%, 05/17/28 (e)(k)	36,000	38,141
Sempra Energy
3.80%, 02/01/38 (e)	11,000	11,315
4.00%, 02/01/48 (e)	26,000	27,506
Shell International Finance BV
2.38%, 08/21/22 (e)	61,000	61,869
3.75%, 09/12/46 (e)	10,000	11,130
4.13%, 05/11/35 (e)	15,000	17,296
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (e)	2,000	2,040
3.20%, 09/23/26 (e)	12,000	12,380

	Principal Amount ($)	Fair Value $
Simon Property Group LP 3.38%, 06/15/27 (e)	67,000	70,748
Smithfield Foods Inc. 2.70%, 01/31/20 (e)(k)	22,000	21,977
Southern California Edison Co.
2.40%, 02/01/22 (e)	37,000	37,107
2.90%, 03/01/21 (e)	46,000	46,457
4.00%, 04/01/47 (e)	57,000	61,098
4.20%, 03/01/29 (e)	39,000	43,450
Southern Company Gas Capital Corp. 4.40%, 05/30/47 (e)	13,000	14,621
Southwestern Electric Power Co. 2.75%, 10/01/26 (e)	23,000	23,108
Spectra Energy Partners LP
3.38%, 10/15/26 (e)	8,000	8,285
4.50%, 03/15/45 (e)	4,000	4,341
Starbucks Corp. 4.00%, 11/15/28 (e)	19,000	21,161
Steel Dynamics Inc. 4.13%, 09/15/25 (e)	125,000	126,267
Suncor Energy Inc. 4.00%, 11/15/47 (e)	5,000	5,348
Sunoco Logistics Partners Operations LP 5.30%, 04/01/44 (e)	19,000	20,091
Syngenta Finance N.V.
3.93%, 04/23/21 (e)(k)	275,000	279,958
4.44%, 04/24/23 (e)(k)	200,000	208,908
Sysco Corp. 3.25%, 07/15/27 (e)	19,000	19,919
Tampa Electric Co. 4.35%, 05/15/44 (e)	44,000	51,139
Target Corp.
2.50%, 04/15/26 (e)	24,000	24,385
3.38%, 04/15/29 (e)	80,000	86,166
Teck Resources Ltd. 5.40%, 02/01/43 (e)	45,000	45,858
Texas Instruments Inc. 3.88%, 03/15/39 (e)	23,000	26,578
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75%, 08/15/53 (e)(f)	40,000	42,682
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63%, 12/29/49 (e)(f)	86,000	87,386

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	49

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65%, 12/31/99 (e)(f)	109,000	108,503
The Boeing Co.
2.70%, 02/01/27 (e)	58,000	59,115
2.95%, 02/01/30 (e)	33,000	34,007
3.25%, 03/01/28 (e)	18,000	18,935
3.55%, 03/01/38 (e)	19,000	20,103
3.75%, 02/01/50 (e)	39,000	42,192
The Cleveland Electric Illuminating Co. 4.55%, 11/15/30 (e)(k)	71,000	80,225
The Dow Chemical Co.
4.25%, 10/01/34 (e)	26,000	27,551
5.55%, 11/30/48 (e)(k)	16,000	19,428
The George Washington University 4.13%, 09/15/48 (e)	84,000	99,725
The Goldman Sachs Group Inc.
3.50%, 11/16/26 (e)	171,000	177,818
3.85%, 01/26/27 (e)	114,000	120,811
4.25%, 10/21/25 (e)	4,000	4,286
5.15%, 05/22/45 (e)	71,000	84,284
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81%, 04/23/29 (e)(f)	116,000	122,988
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02%, 10/31/38 (e)(f)	50,000	53,773
The Hartford Financial Services Group Inc. 2.80%, 08/19/29 (e)	65,000	64,952
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR 4.28%, 02/12/47 (e)(f)(k)	95,000	80,778
The Home Depot Inc.
3.50%, 09/15/56 (e)	21,000	22,344
3.90%, 12/06/28 - 06/15/47 (e)	74,000	83,800
4.50%, 12/06/48 (e)	38,000	47,422
The Interpublic Group of Companies Inc. 3.75%, 10/01/21 (e)	139,000	142,647
The Kroger Co.
2.95%, 11/01/21 (e)	43,000	43,665
4.65%, 01/15/48 (e)	12,000	12,750

	Principal Amount ($)	Fair Value $
The Mosaic Co. 5.63%, 11/15/43 (e)	4,000	4,411
The Sherwin-Williams Co.
2.75%, 06/01/22 (e)	5,000	5,069
3.45%, 06/01/27 (e)	7,000	7,313
4.50%, 06/01/47 (e)	6,000	6,727
The Southern Co.
3.25%, 07/01/26 (e)	8,000	8,245
4.40%, 07/01/46 (e)	5,000	5,559
The Walt Disney Co.
3.38%, 11/15/26 (e)(k)	7,000	7,522
4.00%, 10/01/23 (e)(k)	358,000	383,604
4.75%, 11/15/46 (e)(k)	5,000	6,528
6.65%, 11/15/37 (e)(k)	31,000	46,655
The Williams Companies Inc.
3.75%, 06/15/27 (e)	6,000	6,197
3.90%, 01/15/25 (e)	8,000	8,391
4.85%, 03/01/48 (e)	15,000	16,087
4.90%, 01/15/45 (e)	8,000	8,514
5.40%, 03/04/44 (e)	4,000	4,471
Time Warner Cable LLC
4.50%, 09/15/42 (e)	4,000	3,922
6.55%, 05/01/37 (e)	17,000	20,331
Total Capital International S.A. 3.46%, 02/19/29 (e)	54,000	58,404
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (e)	39,000	43,104
4.88%, 01/15/26 (e)	7,000	7,852
Transcontinental Gas Pipe Line Company LLC 4.00%, 03/15/28 (e)	16,000	16,999
TWDC Enterprises 18 Corp. 4.13%, 06/01/44 (e)	5,000	6,015
Tyco Electronics Group S.A. 3.13%, 08/15/27 (e)	28,000	28,718
Tyson Foods Inc.
4.00%, 03/01/26 (e)	79,000	85,528
4.55%, 06/02/47 (e)	4,000	4,488
UDR Inc. 3.00%, 08/15/31 (e)	25,000	25,066
Union Pacific Corp.
3.50%, 06/08/23 (e)	31,000	32,434
3.60%, 09/15/37 (e)	6,000	6,331
3.70%, 03/01/29 (e)	80,000	87,136
4.10%, 09/15/67 (e)	21,000	22,203
4.30%, 03/01/49 (e)	26,000	30,217
United Technologies Corp.
3.13%, 05/04/27 (e)	43,000	45,152
3.65%, 08/16/23 (e)	34,000	35,975
3.95%, 08/16/25 (e)	14,000	15,330
4.13%, 11/16/28 (e)	6,000	6,787
4.15%, 05/15/45 (e)	18,000	20,694

See Notes to Schedules of Investments and Notes to Financial Statements.

50	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

4.45%, 11/16/38 (e)	14,000	16,708
4.50%, 06/01/42 (e)	12,000	14,366
UnitedHealth Group Inc.
4.45%, 12/15/48 (e)	58,000	68,734
4.75%, 07/15/45 (e)	9,000	10,946
Unum Group 4.50%, 12/15/49 (e)	30,000	29,067
Vale S.A. 5.63%, 09/11/42 (e)	19,000	21,375
Valero Energy Corp. 4.00%, 04/01/29 (e)	67,000	71,278
Valero Energy Partners LP 4.38%, 12/15/26 (e)	35,000	38,091
Ventas Realty LP 3.25%, 10/15/26 (e)	88,000	90,112
Verizon Communications Inc.
2.45%, 11/01/22	350,000	354,491
3.38%, 02/15/25 (e)	24,000	25,321
3.88%, 02/08/29 (e)	19,000	20,864
4.33%, 09/21/28 (e)	26,000	29,461
4.40%, 11/01/34 (e)	64,000	73,059
4.52%, 09/15/48 (e)	18,000	21,181
4.67%, 03/15/55 (e)	33,000	39,551
5.01%, 04/15/49 (e)	23,000	28,836
5.25%, 03/16/37 (e)	16,000	19,885
Viacom Inc.
3.45%, 10/04/26 (e)	19,000	19,398
4.38%, 03/15/43 (e)	41,000	42,324
5.25%, 04/01/44 (e)	4,000	4,562
Virginia Electric & Power Co. 4.00%, 11/15/46 (e)	42,000	46,884
Visa Inc.
3.15%, 12/14/25 (e)	6,000	6,396
4.30%, 12/14/45 (e)	24,000	29,718
Vodafone Group PLC
4.38%, 05/30/28 (e)	48,000	53,037
5.25%, 05/30/48 (e)	22,000	25,462
Vornado Realty LP 3.50%, 01/15/25 (e)	14,000	14,424
Vulcan Materials Co. 3.90%, 04/01/27 (e)	14,000	14,670
Walgreen Co. 4.40%, 09/15/42 (e)	11,000	11,013
Walmart Inc.
3.63%, 12/15/47 (e)	14,000	15,667
3.70%, 06/26/28 (e)	29,000	32,167
3.95%, 06/28/38 (e)	29,000	33,904
4.05%, 06/29/48 (e)	43,000	51,659
WEC Energy Group Inc. 3.55%, 06/15/25 (e)	30,000	31,915
Wells Fargo & Co.
3.90%, 05/01/45 (e)	5,000	5,628

	Principal Amount ($)	Fair Value $
4.15%, 01/24/29 (e)	57,000	63,226
4.75%, 12/07/46 (e)	71,000	83,662
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter) 3.20%, 06/17/27 (e)(f)	217,000	224,135
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (e)(f)	127,000	139,866
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 5.89%, 03/29/49 (e)(f)	84,000	84,961
Western Midstream Operating LP
4.00%, 07/01/22 (e)	43,000	43,510
5.38%, 06/01/21 (e)	49,000	50,507
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + USD 5 year Mid-Market Swap Rate thereafter) 4.11%, 07/24/34 (e)(f)	32,000	33,396
Willis North America Inc. 3.60%, 05/15/24 (e)	75,000	78,110
WPP Finance 2010 3.75%, 09/19/24	19,000	19,727
WRKCo Inc. 3.00%, 09/15/24	19,000	19,361
Xilinx Inc. 2.95%, 06/01/24	15,000	15,409
Zoetis Inc.
3.00%, 09/12/27	7,000	7,181
3.90%, 08/20/28	21,000	23,094

		31,100,610

Non-Agency Collateralized Mortgage Obligations - 3.0%
CD 2019-CD8 Mortgage Trust 2.91%, 08/15/57 (e)	827,000	853,262
Citigroup Commercial Mortgage Trust 2016-P6 3.72%, 12/10/49 (e)(f)	268,803	293,266
GS Mortgage Securities Trust 2012-GCJ9 2.11%, 11/10/45 (e)(f)(h)	709,990	35,778
GS Mortgage Securities Trust 2016-GS3 2.85%, 10/10/49 (e)	379,000	391,657
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 1.66%, 12/15/47 (e)(f)(h)	714,220	27,661

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	51

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

	Principal Amount ($)	Fair Value $

JPMBB Commercial Mortgage Securities Trust 2015-C32 4.82%, 11/15/48 (e)(f)	494,000	528,072
LB-UBS Commercial Mortgage Trust 2004-C8 0.31%, 12/15/39 (e)(f)(h)(k)	36,403	1
MASTR Alternative Loan Trust 2003-5 5.00%, 08/25/18 (e)(h)	1,114	29
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.04%, 03/15/48 (e)(f)(h)	3,691,531	139,270
Morgan Stanley Capital I Trust 2006-IQ11 6.39%, 10/15/42 (e)(f)	270,000	272,461
UBS Commercial Mortgage Trust 2018-C12 4.79%, 08/15/51 (e)(f)	189,000	216,362
Wells Fargo Commercial Mortgage Trust 2015-C26 1.36%, 02/15/48 (e)(f)(h)	2,949,770	148,523
WFRBS Commercial Mortgage Trust 2014-LC14 4.35%, 03/15/47 (e)(f)	544,000	585,527

		3,491,869

Sovereign Bonds - 0.5%
Government of Mexico 4.60%, 02/10/48 (e)	202,000	216,409
Government of Peru 5.63%, 11/18/50 (e)	113,000	165,685
Government of Uruguay 5.10%, 06/18/50 (e)	117,568	139,988

		522,082

Municipal Bonds and Notes - 0.5%
American Municipal Power Inc. 6.27%, 02/15/50 (e)	105,000	144,714
Commonwealth of Massachusetts 2.90%, 09/01/49 (e)	25,000	24,363
State of California 4.60%, 04/01/38 (e)	165,000	183,850
State of Illinois 5.10%, 06/01/33 (e)	100,000	108,314
The University of Texas System 3.35%, 08/15/47 (e)	95,000	103,221

		564,462

Total Bonds and Notes (Cost $108,668,089)		112,460,467

	Principal Amount ($) or Shares	Fair Value $

Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $214,450) (e)(f)	8,578	226,631

Total Investments in Securities (Cost $108,882,539)		112,687,098

Short-Term Investments - 41.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $47,836,549) (c)(d)(e)	47,836,549	47,836,549

Total Investments (Cost $156,719,088)		160,523,647

Liabilities in Excess of Other Assets, net - (39.5)%		(45,348,530)

NET ASSETS - 100.0%		115,175,117

See Notes to Schedules of Investments and Notes to Financial Statements.

52	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$2,355	1.00%/Quarterly	06/20/24	$(49,627)	$(41,169)	$(8,458)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$3,130	5.00%/Quarterly	06/20/24	$220,838	$187,844	$32,994

							$24,536

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$9,488	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(285,729)	$—	$(285,729)

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

Ultra Long-Term U.S. Treasury Bond Futures	December 2019	2	$387,270	$383,813	$(3,457)
2 Yr. U.S. Treasury Notes Futures	December 2019	79	17,072,742	17,024,500	(48,242)
5 Yr. U.S. Treasury Notes Futures	December 2019	23	2,757,708	2,740,414	(17,294)
10 Yr. U.S. Treasury Notes Futures	December 2019	7	917,308	912,187	(5,121)

					$(74,114)

The Fund had the following short futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

U.S. Long Bond Futures	December 2019	4	$(657,242)	$(649,250)	$7,992
10 Yr. U.S. Treasury Ultra Futures	December 2019	36	(5,182,754)	(5,126,625)	56,129

					$64,121

					$(9,993)

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$3,438	$8,380	$344	$963	$61,686,603	$12,434,204	$5,000,581	$16,785,468

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	53

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2019

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Active Core Bond Fund	Investments in Securities

	U.S. Treasuries	$—	$27,778,553	$—	$27,778,553

	Agency Mortgage Backed	—	44,598,536	—	44,598,536

	Agency Collateralized Mortgage Obligations	—	1,387,394	—	1,387,394

	Asset Backed	—	3,016,961	—	3,016,961

	Corporate Notes	—	31,100,610	—	31,100,610

	Non-Agency Collateralized Mortgage Obligations	—	3,491,869	—	3,491,869

	Sovereign Bonds	—	522,082	—	522,082

	Municipal Bonds and Notes	—	564,462	—	564,462

	Preferred Stock	226,631	—	—	226,631

	Short-Term Investments	47,836,549	—	—	47,836,549

	Total Investments in Securities	$48,063,180	$112,460,467	$—	$160,523,647

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$32,994	$—	$32,994

	Credit Default Swap Contracts - Unrealized Depreciation	—	(8,458)	—	(8,458)

	Interest Rate Swaps - Unrealized Appreciation	—	(285,729)	—	(285,729)

	Long Futures Contracts - Unrealized Depreciation	(74,114)	—	—	(74,114)

	Short Futures Contracts - Unrealized Appreciation	64,121	—	—	64,121

	Total Other Financial Instruments	$(9,993)	$(261,193)	$—	$(271,186)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	13,336,330	$13,336,330	$242,137,764	$207,637,545	$—	$—	47,836,549	$47,836,549	$884,729

See Notes to Schedules of Investments and Notes to Financial Statements.

54	State Street Active Core Bond Fund

State Street Institutional Funds

Notes to Schedule of Investments, continued — September 30, 2019

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(e)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(f)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(h)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(j)	Step coupon bond.
(k)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to $3,257,660 or 2.83% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

†	Percentages are based on net assets as of September 30, 2019.
*	Less than 0.05%.
**	Less than $0.50.

Abbreviations:

ADR - American Depositary Receipt

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Funds	55

State Street Institutional U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date					11/25/97

Net asset value, beginning of period	$13.74	$14.95	$13.50	$14.46	$17.32

Income/(loss) from investment operations:
Net investment income	0.15 *	0.16 *	0.18 *	0.21 *	0.21 *
Net realized and unrealized gains/(losses) on investments	0.05 *	1.95 *	2.16 *	1.52 *	(0.65)*

Total income/(loss) from investment operations	0.20	2.11	2.34	1.73	(0.44)

Less distributions from:
Net investment income	0.18	0.21	0.21	0.24	0.25
Net realized gains	1.46	3.11	0.68	2.45	2.17

Total distributions	1.64	3.32	0.89	2.69	2.42

Net asset value, end of period	$12.30	$13.74	$14.95	$13.50	$14.46

Total return(a)	4.43%	16.72%	18.29%	13.29%	(3.57)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$419,296	$522,658	$461,828	$603,060	$615,024

Ratios to average net assets:
Net expenses	0.38%	0.37%	0.37%	0.37%	0.37%
Gross expenses	0.38%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.29%	1.21%	1.29%	1.61%	1.32%
Portfolio turnover rate	35%	48%	80%	43%	41%

	Service Class
	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date					1/3/01

Net asset value, beginning of period	$14.70	$15.77	$14.18	$15.06	$17.95

Income/(loss) from investment operations:
Net investment income	0.14 *	0.14 *	0.15 *	0.19 *	0.18 *
Net realized and unrealized gains/(losses) on investments	0.09 *	2.08 *	2.29 *	1.58 *	(0.69)*

Total income/(loss) from investment operations	0.23	2.22	2.44	1.77	(0.51)

Less distributions from:
Net investment income	0.15	0.18	0.17	0.20	0.21
Net realized gains	1.46	3.11	0.68	2.45	2.17

Total distributions	1.61	3.29	0.85	2.65	2.38

Net asset value, end of period	$13.32	$14.70	$15.77	$14.18	$15.06

Total return(a)	4.23%	16.35%	18.07%	12.96%	(3.83)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$48	$104	$95	$95	$104

Ratios to average net assets:
Net expenses	0.63%	0.62%	0.62%	0.62%	0.62%
Gross expenses	0.63%	0.62%	0.62%	0.62%	0.62%
Net investment income	1.06%	0.95%	1.04%	1.35%	1.07%
Portfolio turnover rate	35%	48%	80%	43%	41%

See Notes to Financial Highlights and Notes to Financial Statements

56	Financial Highlights

State Street Institutional Premier Growth Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date					10/29/99

Net asset value, beginning of period	$17.49	$15.69	$14.23	$13.61	$14.96

Income/(loss) from investment operations:
Net investment income	0.09 *	0.11 *	0.13 *	0.13 *	0.13 *
Net realized and unrealized gains/(losses) on investments	(0.03)*	2.82 *	2.60 *	1.88 *	(0.11)*

Total income from investment operations	0.06	2.93	2.73	2.01	0.02

Less distributions from:
Net investment income	0.11	0.13	0.12	0.14	0.13
Net realized gains	1.93	1.00	1.15	1.25	1.24

Total distributions	2.04	1.13	1.27	1.39	1.37

Net asset value, end of period	$15.51	$17.49	$15.69	$14.23	$13.61

Total return(a)	3.57%	19.64%	21.18%	15.25%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$192,144	$365,078	$360,416	$325,700	$334,227

Ratios to average net assets:
Net expenses	0.39%	0.38%	0.38%	0.38%	0.38%
Gross expenses	0.39%	0.38%	0.38%	0.38%	0.38%
Net investment income	0.59%	0.68%	0.88%	0.95%	0.89%
Portfolio turnover rate	27%	21%	24%	21%	21%

	Service Class
	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date					1/3/01

Net asset value, beginning of period	$17.24	$15.48	$14.06	$13.46	$14.82

Income/(loss) from investment operations:
Net investment income	0.05 *	0.07 *	0.09 *	0.09 *	0.09 *
Net realized and unrealized gains/(losses) on investments	(0.02)*	2.78 *	2.57 *	1.87 *	(0.12)*

Total income/(loss) from investment operations	0.03	2.85	2.66	1.96	(0.03)

Less distributions from:
Net investment income	0.07	0.09	0.09	0.11	0.09
Net realized gains	1.93	1.00	1.15	1.25	1.24

Total distributions	2.00	1.09	1.24	1.36	1.33

Net asset value, end of period	$15.27	$17.24	$15.48	$14.06	$13.46

Total return(a)	3.32%	19.37%	20.84%	14.99%	(0.77)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,609	$17,298	$16,136	$11,547	$5,820

Ratios to average net assets:
Net expenses	0.64%	0.63%	0.63%	0.63%	0.63%
Gross expenses	0.64%	0.63%	0.63%	0.63%	0.63%
Net investment income	0.34%	0.43%	0.62%	0.67%	0.61%
Portfolio turnover rate	27%	21%	24%	21%	21%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	57

State Street Institutional Small-Cap Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/19	9/30/18	9/30/17	9/30/16		9/30/15**
Inception date						8/3/98

Net asset value, beginning of period	$21.94	$20.79	$17.96	$17.18		$19.32

Income/(loss) from investment operations:
Net investment income	0.06 *	0.03 *	0.05 *	0.04	*	0.03 *
Net realized and unrealized gains/(losses) on investments	(2.06)*	2.95 *	3.42 *	2.79	*	(0.08)*

Total income/(loss) from investment operations	(2.00)	2.98	3.47	2.83		(0.05)

Less distributions from:
Net investment income	0.04	0.04	0.04	0.03		0.02
Net realized gains	2.86	1.79	0.60	2.02		2.07

Total distributions	2.90	1.83	0.64	2.05		2.09

Net asset value, end of period	$17.04	$21.94	$20.79	$17.96		$17.18

Total return(a)	(6.21)%	15.47%	19.65%	18.24%		(0.90)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,255,899	$1,528,575	$1,464,018	$1,298,789		$1,171,984

Ratios to average net assets:
Net expenses	0.88%	0.88%	0.88%	0.89%		0.89%
Gross expenses	0.88%	0.88%	0.88%	0.89%		0.89%
Net investment income	0.37%	0.14%	0.27%	0.25%		0.17%
Portfolio turnover rate	29%	38%	34%	33%		40%

	Service Class
	9/30/19	9/30/18	9/30/17	9/30/16		9/30/15**
Inception date						9/30/05

Net asset value, beginning of period	$21.93	$20.79	$17.98	$17.21		$19.37

Income/(loss) from investment operations:
Net investment income (loss)	0.02 *	(0.02)*	0.01 *	(0.00	)*(b)	(0.01)*
Net realized and unrealized gains/(losses) on investments	(2.05)*	2.95 *	3.41 *	2.80	*	(0.08)*

Total income/(loss) from investment operations	(2.03)	2.93	3.42	2.80		(0.09)

Less distributions from:
Net investment income	0.02	—	0.01	0.01		—
Net realized gains	2.86	1.79	0.60	2.02		2.07

Total distributions	2.88	1.79	0.61	2.03		2.07

Net asset value, end of period	$17.02	$21.93	$20.79	$17.98		$17.21

Total return(a)	(6.44)%	15.14%	19.38%	17.96%		(1.12)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,937	$2,671	$2,373	$2,579		$1,741

Ratios to average net assets:
Net expenses	1.13%	1.13%	1.13%	1.14%		1.14%
Gross expenses	1.13%	1.13%	1.13%	1.14%		1.14%
Net investment income (loss)	0.12%	(0.11)%	0.03%	(0.00	)%(c)	(0.07)%
Portfolio turnover rate	29%	38%	34%	33%		40%

See Notes to Financial Highlights and Notes to Financial Statements

58	Financial Highlights

State Street Institutional International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date					11/25/97

Net asset value, beginning of period	$13.37	$13.42	$11.83	$11.41	$12.72

Income/(loss) from investment operations:
Net investment income	0.15 *	0.23 *	0.17 *	0.20 *	0.18 *
Net realized and unrealized gains/(losses) on investments	0.22 *	(0.09)*	1.63 *	0.40 *	(1.15)*

Total income/(loss) from investment operations	0.37	0.14	1.80	0.60	(0.97)

Less distributions from:
Net investment income	0.32	0.19	0.21	0.18	0.34

Total distributions	0.32	0.19	0.21	0.18	0.34

Net asset value, end of period	$13.42	$13.37	$13.42	$11.83	$11.41

Total return(a)	3.18%	1.01%	15.58%	5.32%	(7.80)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$73,060	$1,095,253	$1,213,757	$1,238,011	$1,284,412

Ratios to average net assets:
Net expenses	0.56%	0.57%	0.57%	0.57%	0.56%
Gross expenses	0.63%	0.57%	0.57%	0.57%	0.56%
Net investment income	1.15%	1.68%	1.40%	1.73%	1.38%
Portfolio turnover rate	20%	24%	30%	33%	26%

	Service Class
	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date					1/3/01

Net asset value, beginning of period	$13.28	$13.34	$11.76	$11.33	$12.62

Income/(loss) from investment operations:
Net investment income	0.22 *	0.20 *	0.14 *	0.17 *	0.08 *
Net realized and unrealized gains/(losses) on investments	0.13 *	(0.10)*	1.63 *	0.40 *	(1.06)*

Total income/(loss) from investment operations	0.35	0.10	1.77	0.57	(0.98)

Less distributions from:
Net investment income	0.26	0.16	0.19	0.14	0.31

Total distributions	0.26	0.16	0.19	0.14	0.31

Net asset value, end of period	$13.37	$13.28	$13.34	$11.76	$11.33

Total return(a)	3.03%	0.75%	15.33%	5.01%	(7.95)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$13,228	$17,820	$18,687	$17,796	$19,562

Ratios to average net assets:
Net expenses	0.81%	0.82%	0.82%	0.82%	0.81%
Gross expenses	0.94%	0.82%	0.82%	0.82%	0.81%
Net investment income	1.80%	1.44%	1.14%	1.45%	0.63%
Portfolio turnover rate	20%	24%	30%	33%	26%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	59

State Street Active Core Bond Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date					11/21/97

Net asset value, beginning of period	$9.07	$9.52	$9.67	$9.45	$9.51

Income/(loss) from investment operations:
Net investment income	0.27 *	0.26 *	0.24 *	0.26 *	0.25 *
Net realized and unrealized gains/(losses) on investments	0.60 *	(0.38)*	(0.15)*	0.31 *	(0.05)*

Total income/(loss) from investment operations	0.87	(0.12)	0.09	0.57	0.20

Less distributions from:
Net investment income	0.28	0.27	0.23	0.26	0.26
Net realized gains	—	0.06	0.01	0.09	—

Total distributions	0.28	0.33	0.24	0.35	0.26

Net asset value, end of period	$9.66	$9.07	$9.52	$9.67	$9.45

Total return(a)	9.76%	(1.35)%	0.98%	6.18%	2.05%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$115,089	$221,201	$220,157	$298,908	$291,252

Ratios to average net assets:
Net expenses	0.26%	0.25%	0.24%	0.24%	0.23%
Gross expenses	0.26%	0.25%	0.24%	0.24%	0.23%
Net investment income	2.92%	2.83%	2.56%	2.79%	2.65%
Portfolio turnover rate	438%	181%	326%	219%	297%

	Service Class
	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date					9/30/05

Net asset value, beginning of period	$9.28	$9.73	$9.89	$9.66	$9.72

Income/(loss) from investment operations:
Net investment income	0.25 *	0.24 *	0.22 *	0.25 *	0.23 *
Net realized and unrealized gains/(losses) on investments	0.62 *	(0.38)*	(0.16)*	0.31 *	(0.05)*

Total income/(loss) from investment operations	0.87	(0.14)	0.06	0.56	0.18

Less distributions from:
Net investment income	0.26	0.25	0.21	0.24	0.24
Net realized gains	—	0.06	0.01	0.09	—

Total distributions	0.26	0.31	0.22	0.33	0.24

Net asset value, end of period	$9.89	$9.28	$9.73	$9.89	$9.66

Total return(a)	9.56%	(1.51)%	0.65%	5.95%	1.81%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$86	$80	$90	$181	$248

Ratios to average net assets:
Net expenses	0.51%	0.50%	0.49%	0.49%	0.48%
Gross expenses	0.51%	0.50%	0.49%	0.49%	0.48%
Net investment income	2.65%	2.57%	2.28%	2.58%	2.40%
Portfolio turnover rate	438%	181%	326%	219%	297%

See Notes to Financial Highlights and Notes to Financial Statements

60	Financial Highlights

State Street Institutional Funds

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(b)	Less than $0.005.
(c)	Less than 0.005%.
*	Per share values have been calculated using the average share method.
**	Beginning with the year ended September 30, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	61

State Street Institutional Funds

Statements of Assets and Liabilities — September 30, 2019

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund

Assets
Investments in securities, at fair value (cost $317,516,335; $127,374,799; $975,457,558; $72,193,431; and $108,882,539, respectively)	$404,676,473	$197,666,133	$1,192,531,385
Investments in affiliated securities, at fair value (cost $0; $2,178,003; $0; $0; and $0, respectively)	—	2,196,499	—
Short-term affiliated investments, at fair value	21,310,507	1,985,510	66,352,770
Cash	25,112	—	27,445
Cash collateral on deposit with broker for future contracts	310,444	104,815	1,822,234
Cash collateral on deposit with broker for swap contracts	—	—	—
Receivable for investments sold	633,722	—	2,171,201
Income receivables	328,064	52,776	984,036
Receivable for fund shares sold	55,102	23,426	5,821
Income receivable from affiliated investments	20,457	3,703	112,641
Receivable for accumulated variation margin on swaps	—	—	—
Receivable for accumulated variation margin on futures contracts	—	31,430	—

Total assets	427,359,881	202,064,292	1,264,007,533

Liabilities
Distribution payable to shareholders	—	—	—
Foreign currency overdraft payable, at value (cost $0; $0; $0; $26,552; and $0, respectively)	—	—	—
Net cash collateral on futures contracts due to broker	—	—	—
Payable for investments purchased	7,837,124	240,036	4,186,405
Payable for fund shares redeemed	21	4,753	488,927
Payable for accumulated variation margin on swaps	—	—	—
Payable for accumulated variation margin on futures contracts	53,768	—	582,555
Payable to the Adviser	124,954	65,217	914,117
Distribution and service fees	9	2,009	413
Accrued foreign capital gains tax	—	—	—

Total liabilities	8,015,876	312,015	6,172,417

Net Assets	$419,344,005	$201,752,277	$1,257,835,116

Net Assets Consist of:
Capital paid in	$313,448,091	$64,767,859	$992,521,561
Total distributable earnings (loss)	105,895,914	136,984,418	265,313,555

Net Assets	$419,344,005	$201,752,277	$1,257,835,116

Investment Class:
Net Assets	$419,296,318	$192,143,696	$1,255,898,552
Shares outstanding ($0.001 par value, unlimited shares authorized)	34,075,460	12,384,676	73,693,590
Net asset value, offering and redemption price per share	$12.30	$15.51	$17.04

Service Class:
Net Assets	$47,687	$9,608,581	$1,936,564
Shares outstanding ($0.001 par value, unlimited shares authorized)	3,581	629,259	113,780
Net asset value, offering and redemption price per share	$13.32	$15.27	$17.02

The accompanying Notes are an integral part of these financial statements.

62	Statements of Assets and Liabilities

State Street Institutional International Equity Fund	State Street Active Core Bond Fund

$84,205,422	$112,687,098
—	—
723,844	47,836,549
—	161,732
8,132	—
—	196,944
—	5,329,297
1,465,367	500,083
214	4,720
1,665	42,702
—	175,273
984	—

86,405,628	166,934,398

—	31
26,557	—
—	3,359
—	51,358,373
8,998	135
—	367,141
—	9,707
40,239	20,518
2,717	17
39,228	—

117,739	51,759,281

$86,287,889	$115,175,117

$76,460,607	$110,908,462
9,827,282	4,266,655

$86,287,889	$115,175,117

$73,059,520	$115,088,883
5,444,450	11,910,832
$13.42	$9.66

$13,228,369	$86,234
989,356	8,720
$13.37	$9.89

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	63

State Street Institutional Funds

Statements of Operations — For the year ended September 30, 2019

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund

Investment Income
Income
Dividend	$6,668,464	$2,588,142	$14,876,580
Interest	—	—	—
Income from affiliated investments	210,932	195,207	1,507,813
Less: Foreign taxes withheld	(3,354)	(3,406)	(59,640)

Total income	6,876,042	2,779,943	16,324,753

Expenses
Advisory and administration fees	1,520,713	1,069,979	11,437,053
Distribution and service fees
Service Class	198	26,870	5,788
Trustees’ fees	29,147	24,585	61,201
Other expenses	37	23	13

Total expenses before waivers	1,550,095	1,121,457	11,504,055

Less: Expenses waived or borne by the adviser	—	—	—

Total expenses	1,550,095	1,121,457	11,504,055

Net investment income	$5,325,947	$1,658,486	$4,820,698

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$35,232,170	$69,567,248	$65,416,067
Futures	(28,496)	(224,662)	(2,320,389)
Written options	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	(598)	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(28,106,422)	(66,455,686)	(168,342,864)
Affiliated investments	—	18,496	—
Futures	(77,154)	71,002	(468,070)
Written options	—	—	—
Swap contracts	—	—	—
Foreign currency translations	—	—	—

Net realized and unrealized gain (loss) on investments	7,019,500	2,976,398	(105,715,256)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,345,447	$4,634,884	$(100,894,558)

(a)	Includes $55,802,499 of net realized gains from redemption in-kind. (See Note 7)
(b)	Includes foreign capital gain taxes of $(56,620).
(c)	Includes foreign deferred taxes of $(39,228).

The accompanying Notes are an integral part of these financial statements.

64	Statements of Operations

State Street Institutional International Equity Fund		State Street Active Core Bond Fund

$3,167,121		$5,712
—		5,137,397
112,631		884,729
(285,800)		—

2,993,952		6,027,838

1,018,780		465,851

36,663		205
41,769		20,258
2,069		—

1,099,281		486,314

(125,957)		—

973,324		486,314

$2,020,628		$5,541,524

$60,432,225	(a)(b)	$6,411,150
(410,586)		715,937
—		(185,499)
—		(129,667)
213,071		—

(147,275,686	)(c)	6,093,167
—		—
(136,709)		325,236
—		(11,908)
—		(269,448)
(33,204)		—

(87,210,889)		12,948,968

$(85,190,261)		$18,490,492

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	65

State Street Institutional Funds

Statements of Changes in Net Assets

	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment income	$5,325,947	$5,795,349	$1,658,486	$2,580,431
Net realized gain (loss) on investments, futures, written options, swap contracts and foreign currency transactions	35,203,076	29,590,900	69,342,586	42,497,091
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, written options, swap contracts and foreign currency translations	(28,183,576)	38,467,473	(66,366,188)	24,254,794

Net increase (decrease) from operations	12,345,447	73,853,722	4,634,884	69,332,316

Distributions to shareholders:
Total distributions
Investment Class	(51,146,504)	(101,975,515)	(42,353,247)	(25,180,960)
Service Class	(11,658)	(22,854)	(1,739,540)	(1,123,407)

Increase (decrease) in assets from operations and distributions	(38,812,715)	(28,144,647)	(39,457,903)	43,027,949

Share transactions:
Proceeds from sale of shares
Investment Class	19,779,530	53,698,946	25,674,167	42,754,466
Service Class	10,736	16,622	1,436,396	1,779,379
Value of distributions reinvested
Investment Class	50,829,580	101,485,174	42,353,031	23,561,689
Service Class	11,658	22,854	1,739,540	1,123,407
Cost of shares redeemed
Investment Class	(135,167,778)	(66,216,987)	(203,786,330)	(102,892,357)
Service Class	(69,590)	(22,607)	(8,582,328)	(3,530,884)

Net increase (decrease) from share transactions	(64,605,864)	88,984,002	(141,165,524)	(37,204,300)

Total increase (decrease) in net assets	(103,418,579)	60,839,355	(180,623,427)	5,823,649

Net Assets
Beginning of year	522,762,584	461,923,229	382,375,704	376,552,055

End of year	$419,344,005	$522,762,584	$201,752,277	$382,375,704

Changes in Fund Shares
Investment Class
Shares sold	1,634,786	4,011,006	1,816,182	2,655,077
Issued for distributions reinvested	5,160,363	8,224,082	3,480,118	1,535,964
Shares redeemed	(10,745,205)	(5,098,707)	(13,784,432)	(6,288,782)

Net increase (decrease) in fund shares	(3,950,056)	7,136,381	(8,488,132)	(2,097,741)

Service Class
Shares sold	814	1,035	97,423	111,196
Issued for distributions reinvested	1,092	1,727	144,962	74,152
Shares redeemed	(5,413)	(1,715)	(616,726)	(224,132)

Net increase (decrease) in fund shares	(3,507)	1,047	(374,341)	(38,784)

The accompanying Notes are an integral part of these financial statements.

66	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund		State Street Institutional International Equity Fund		State Street Institutional Active Core Bond Fund
Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018

$4,820,698	$2,074,516	$2,020,628	$20,212,010	$5,541,524	$6,025,662
63,095,678	196,431,830	60,234,710	47,842,455	6,811,921	(3,133,938)
(168,810,934)	14,229,926	(147,445,599)	(53,805,558)	6,137,047	(5,512,915)

(100,894,558)	212,736,272	(85,190,261)	14,248,907	18,490,492	(2,621,191)

(193,897,894)	(126,974,052)	(19,402,183)	(16,515,359)	(5,762,735)	(7,405,287)
(335,145)	(203,189)	(344,397)	(224,900)	(2,279)	(2,735)

(295,127,597)	85,559,031	(104,936,841)	(2,491,352)	12,725,478	(10,029,213)

33,843,372	70,899,448	2,385,163	45,266,177	62,779,155	82,798,232
272,639	239,934	155,994	468,698	—	140

193,897,894	126,017,253	19,401,437	16,514,923	5,460,386	7,405,233
335,145	203,189	343,612	224,900	2,279	2,735

(205,807,797)	(217,765,972)	(939,204,381)	(177,858,832)	(187,071,527)	(79,134,378)
(824,015)	(298,248)	(4,930,445)	(1,494,939)	(1,340)	(8,782)

21,717,238	(20,704,396)	(921,848,620)	(116,879,073)	(118,831,047)	11,063,180

(273,410,359)	64,854,635	(1,026,785,461)	(119,370,425)	(106,105,569)	1,033,967

1,531,245,475	1,466,390,840	1,113,073,350	1,232,443,775	221,280,686	220,246,719

$1,257,835,116	$1,531,245,475	$86,287,889	$1,113,073,350	$115,175,117	$221,280,686

1,949,822	3,446,837	195,795	3,314,879	6,707,445	8,988,122
13,849,850	6,509,156	1,670,182	1,223,328	589,748	799,321
(11,776,123)	(10,693,711)	(78,354,272)	(13,035,153)	(19,766,822)	(8,541,774)

4,023,549	(737,718)	(76,488,295)	(8,496,946)	(12,469,629)	1,245,669

15,822	11,853	12,551	34,628	—	14
23,922	10,479	29,931	16,734	239	288
(47,743)	(14,674)	(394,952)	(109,917)	(144)	(931)

(7,999)	7,658	(352,470)	(58,555)	95	(629)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	67

State Street Institutional Funds

Notes to Financial Statements — September 30, 2019

1.	Organization of the Funds

State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following five series (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Active Core Bond Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

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•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in each Fund’s respective Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

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Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Distributions  Distributions from net investment income, if any, are declared and paid annually for all Funds except the State Street Active Core Bond Fund. The State Street Active Core Bond Fund declares them daily and pays them monthly.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

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Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the year ended September 30, 2019, the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Options on Futures Contracts  Each Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the year ended September 30, 2019, the State Street Active Core Bond Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps  During the year ended September 30, 2019, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the

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Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the year ended September 30, 2019, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage interest rate risk.

The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2019 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$31,430	$—	$31,430
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$984	$—	$984
State Street Active Core Bond Fund
Swap Contracts	$—	$—	$175,273	$—	$—	$175,273

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Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(53,768)	$—	$(53,768)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(582,555)	$—	$(582,555)
State Street Active Core Bond Fund
Futures Contracts	$(9,707)	$—	$—	$—	$—	$(9,707)
Swap Contracts	(367,141)	—	—	—	—	(367,141)

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(28,496)	$—	$(28,496)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$(224,662)	$—	$(224,662)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(2,320,389)	$—	$(2,320,389)
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(410,586)	$—	$(410,586)
State Street Active Core Bond Fund
Futures Contracts	$715,937	$—	$—	$—	$—	$715,937
Swap Contracts	(350,326)	—	220,659	—	—	(129,667)
Purchased Option Contracts(a)	23,210	—	—	—	—	23,210
Written Option Contracts	(185,499)	—	—	—	—	(185,499)

(a)	Purchased Options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(77,154)	$—	$(77,154)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$71,002	$—	$71,002

State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(468,070)	$—	$(468,070)

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	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(136,709)	$—	$(136,709)
State Street Active Core Bond Fund
Futures Contracts	$325,236	$—	$—	$—	$—	$325,236
Swap Contracts	(296,622)	—	27,174	—	—	(269,448)
Purchased Option Contracts(a)	85,077	—	—	—	—	85,077
Written Option Contracts	(11,908)	—	—	—	—	(11,908)

(a)	Purchased options are included in net unrealized appreciation (depreciation) from investments.

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee

State Street Institutional U.S. Equity Fund	First $25 million	0.55%

State Street Institutional Premier Growth Equity Fund	Next $25 million	0.45%

	Over $50 million	0.35%

State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%

	Next $250 million	0.90%

	Over $500 million	0.85%

State Street Institutional International Equity Fund	First $25 million	0.75%

	Next $50 million	0.65%

	Over $75 million	0.55%

State Street Active Core Bond Fund	First $25 million	0.35%

	Next $25 million	0.30%

	Next $50 million	0.25%

	Over $100 million	0.20%

Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

Effective October 30, 2018, SSGA FM is contractually obligated, until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional International Equity Fund and/or (ii) to reimburse the Fund for expenses to the extent that the Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution and shareholder servicing fees) exceed 0.55% of average daily net assets on an annual basis (the “Fee Reduction Arrangement”). This Fee Reduction Arrangement may not be terminated prior to April 30, 2020, except with approval of the Board.

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Effective April 30, 2019, SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or reimburse certain expenses for the State Street Active Core Bond Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2020 except with approval of the Board.

Amounts waived or reimbursed are included in the respective Statements of Operations.

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2019 are disclosed in the Schedules of Investments.

Due to Custodian  In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street Bank and Trust Company as custodian who is an affiliate of the Funds.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended September 30, 2019 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Institutional U.S. Equity Fund	$—	$—	$140,171,235	$243,432,486
State Street Institutional Premier Growth Equity Fund	—	—	77,195,302	245,521,403
State Street Institutional Small-Cap Equity Fund	—	—	363,821,347	498,522,194
State Street Institutional International Equity Fund	—	—	31,433,303	71,872,669
State Street Active Core Bond Fund	728,112,089	779,051,458	57,050,074	124,987,003

Redemption In-Kind  In accordance with guidelines described in a Fund’s prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations.

During the year ended September 30, 2019, the State Street Institutional International Equity Fund had a redemption in-kind that resulted in a redemption from the Fund of $919,887,389. The redemption was paid in securities and cash in the amounts of $845,305,430 and $74,581,959, respectively.

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8. Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for investments in swap contracts, paydown gains and losses, straddle loss deferrals, and expiration of capital loss carryforwards.

The tax character of distributions paid during the year ended September 30, 2019 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total

State Street Institutional U.S. Equity Fund	$6,077,282	$45,080,880	$51,158,162
State Street Institutional Premier Growth Equity Fund	2,961,736	41,131,051	44,092,787
State Street Institutional Small-Cap Equity Fund	13,869,602	180,363,437	194,233,039
State Street Institutional International Equity Fund	19,746,580	—	19,746,580
State Street Active Core Bond Fund	5,765,014	—	5,765,014

The tax character of distributions paid during the year ended September 30, 2018 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total

State Street Institutional U.S. Equity Fund	$23,650,688	$78,347,681	$101,998,369
State Street Institutional Premier Growth Equity Fund	3,331,860	22,972,507	26,304,367
State Street Institutional Small-Cap Equity Fund	18,749,413	108,427,828	127,177,241
State Street Institutional International Equity Fund	16,740,259	—	16,740,259
State Street Active Core Bond Fund	7,408,022	—	7,408,022

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Total

State Street Institutional U.S. Equity Fund	$3,795,461	$—	$19,215,280	$82,885,173	$105,895,914
State Street Institutional Premier Growth Equity Fund	3,406,256	—	65,729,025	67,849,137	136,984,418
State Street Institutional Small-Cap Equity Fund	3,021,366	—	64,748,139	197,544,050	265,313,555
State Street Institutional International Equity Fund	1,641,686	(3,308,605)	—	11,494,201	9,827,282
State Street Active Core Bond Fund	2,039,713	—	—	2,226,973	4,266,686

76	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — September 30, 2019

As of September 30, 2019, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

Fund	Non-Expiring Short Term

State Street Institutional International Equity Fund	$3,308,605

As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

State Street Institutional U.S. Equity Fund	$343,047,945	$95,645,595	$12,760,422	$82,885,173
State Street Institutional Premier Growth Equity Fund	134,030,386	75,289,847	7,440,710	67,849,137
State Street Institutional Small-Cap Equity Fund	1,060,757,115	269,469,595	71,925,545	197,544,050
State Street Institutional International Equity Fund	73,339,494	15,407,174	3,855,559	11,551,615
State Street Active Core Bond Fund	158,025,488	2,694,271	467,298	2,226,973

9.	Line of Credit

The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of September 30, 2019.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Notes to Financial Statements	77

State Street Institutional Funds

Notes to Financial Statements, continued — September 30, 2019

11.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	Notes to Financial Statements

State Street Institutional Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Active Core Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Active Core Bond Fund (collectively referred to as the “Trust”), including the schedules of investments, as of September 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at September 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the period ended prior to October 1, 2015 were audited by another independent registered public accounting firm whose report, dated November 20, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

November 25, 2019

Report of Independent Registered Public Accounting Firm	79

State Street Institutional Funds

Other Information — September 30, 2019 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2019.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Business Income Deduction

Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Capital Gain Dividend

Long term capital gain dividends were paid from the Funds during the year ended September 30, 2019:

Amount

State Street Institutional U.S. Equity Fund	$45,080,880
State Street Premier Growth Equity Fund	41,131,051
State Street Institutional Small-Cap Equity Fund	180,363,437

Foreign Tax Credit

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2019, the total amount of foreign taxes that will be passed through are:

Amount

State Street Institutional International Equity Fund	$342,421

The amount of foreign source income earned on the following Fund during the year ended September 30, 2019 were as follows:

Amount

State Street Institutional International Equity Fund	$3,279,752

Proxy Voting Policies and Procedures and Record

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Funds’ website at http://www.ssga.com/geam.

80	Other Information

State Street Institutional Funds

Other Information, continued — September 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Funds (the “Trust”) met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (each, a “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, the Trust on behalf of the State Street Institutional Small-Cap Equity Fund (the “Institutional Small-Cap Equity Fund”), and each of Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser and Sub-Advisers in connection with their consideration of approval of the Agreements. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

[1]	The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information, continued — September 30, 2019 (Unaudited)

•

Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to each applicable Fund and (b) affiliates of SSGA FM that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser and Sub-Advisers

•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;

•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;

•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;

•

A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and

•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

¡

The Sub-Advisers, with respect to their operations relating to the International Small Cap Equity Fund and their approximate profitability from such operations for the calendar year ended December 31, 2018;

82	Other Information

State Street Institutional Funds

Other Information, continued — September 30, 2019 (Unaudited)

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Funds, as applicable, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Funds, as applicable, and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreement effective June 1, 2019, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to each applicable Fund by the Adviser and Sub-Advisers.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. For the Institutional Small-Cap Equity Fund, the Board considered the Adviser’s process used for overseeing multiple sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

Other Information	83

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Other Information, continued — September 30, 2019 (Unaudited)

In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Institutional Small-Cap Equity Fund. The Board also considered the Institutional Small-Cap Equity Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Institutional Small-Cap Equity Fund’s overall strategy.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:

State Street Active Core Bond Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period and the median of its Performance Universe for the 1- and 10-year periods and below its Lipper Index for the 1-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of the Performance Group for the 3-, 5- and 10-year periods and the median of its Performance Universe for the 3- and 5-year periods and above its Lipper Index for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional Premier Growth Equity Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods and below its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund’s performance was above the medians of the Performance Group and Performance Universe for the 10-year period and above its Lipper Index for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional International Equity Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods and below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional U.S. Equity Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 3-, 5- and 10-year periods and below its Lipper Index for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of the Performance Group for the 1-year period and above the median of the Performance Universe for the 1-, 3-, 5- and 10-year periods and above its Lipper Index for the 1- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional Small-Cap Equity Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods and above its Lipper Index for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. For the Institutional Small-Cap Equity Fund, the Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Advisers, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion

84	Other Information

State Street Institutional Funds

Other Information, continued — September 30, 2019 (Unaudited)

attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of certain Funds to limit the total expenses borne by shareholders of such Funds. SSGA FM reviewed with the Board the Funds’ unitary fee structure where SSGA FM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting SSGA FM’s profitability. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Funds and are not paid by the Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:

State Street Active Core Bond Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional Premier Growth Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional U.S. Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional Small-Cap Equity Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to each applicable Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the applicable Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser and the Sub-Advisers with respect to each of the applicable Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with

Other Information	85

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Other Information, continued — September 30, 2019 (Unaudited)

respect to each Fund and all Funds as a group over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Institutional Small-Cap Equity Fund is not a material factor to the approval of the Sub-Advisory Agreements.

Conclusions

In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the Agreements.

Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

86	Other Information

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Other Information, continued — September 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	68	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 –2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Trustee of Emmanuel College (2010 – present); Director- Graduate Management Admissions Council (2015 – present)

Other Information	87

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Other Information, continued — September 30, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None

88	Other Information

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Other Information, continued — September 30, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEES(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Elected: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	68	None

Jeanne M. La Porta(3) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Trustee and President	Time Indefinite Elected: 3/14

Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior

Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

				18	None

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trust (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
(3)	Ms. La Porta is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

Other Information	89

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Other Information, continued — September 30, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Trustee	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GEAM (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

90	Other Information

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Other Information, continued — September 30, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Other Information	91

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Other Information, continued — September 30, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 –April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

92	Other Information

State Street Institutional Funds

Trustees:

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers:

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Sean O’Malley, Chief Legal Officer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2.	Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended September 30, 2019 and September 30, 2018, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $132,280 and $132,280, respectively.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2019 and September 30, 2018, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended September 30, 2019 and September 30, 2018, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $41,800 and $51,318, respectively.

(d)	All Other Fees

For the fiscal years ended September 30, 2019 and September 30, 2018, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2019 and September 30, 2018, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $6,939,666 and $6,581,832, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•   To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•   To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•   The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended September 30, 2019 and September 30, 2018, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $35,545,000 and $36,297,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board approved an Amended and Restated Nominating Committee Charter (the “Charter”) by unanimous written consent. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Registrant. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of January 10, 20191)

A shareholder of the Fund Entity, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund Entity, to the attention of the Fund Entity’s Secretary, at the address of the principal executive offices of the Fund Entity.

2.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Fund Entity not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee

[1]	Amended solely with respect to the adoption of this charter by State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc.

candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee/Directors need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Fund Entity (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Fund Entity); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund Entity (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Fund Entity to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee/Director if elected; (iii) the recommending shareholder’s name as it appears on the Fund Entity’s books; (iv) the number of all shares of the Fund Entity (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.

The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee/Director of the Fund Entity or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President

Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	December 4, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date:	December 4, 2019